                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-07810

Exact name of registrant as specified in charter:
Delaware Investments Colorado Insured Municipal Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Item 1.  Reports to Stockholders

The Registrant's shareholder report is combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the information of the Delaware Investments Colorado Insured Municipal Income Fund, Inc., which is included in the following shareholder report.



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
CLOSED END                                A member of Lincoln Financial Group(R)














Semiannual Report SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                  DELAWARE INVESTMENTS CLOSED-END
                  MUNICIPAL BOND FUNDS















[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

SECTOR ALLOCATION

  Minnesota Municipal Income Fund                               1

  Minnesota Municipal Income Fund II                            2

  Minnesota Municipal Income Fund III                           3

  Arizona Municipal Income Fund                                 4

  Florida Insured Municipal Income Fund                         5

  Colorado Insured Municipal Income Fund                        6

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      7

  Statements of Operations                                     20

  Statements of Changes in Net Assets                          22

  Financial Highlights                                         23

  Notes to Financial Statements                                29

  Proxy Results                                                33
-----------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.





DIVIDEND REINVESTMENT PLANS
Each Fund offers an automatic dividend reinvestment program. If Fund shares are registered in your name and you are not already reinvesting dividends but would like to do so, contact the dividend plan agent, Mellon Investor Services, L.L.C., at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact your financial advisor or the broker/dealer holding the shares.

Under the current policies of Arizona Municipal Income Fund, Florida Insured Municipal Income Fund, Minnesota Municipal Income Fund, and Minnesota Municipal Income Fund II, all distributions of net investment income and capital gains to common stock shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to shareholders by the dividend plan agent. Under the current policies of Colorado Insured Municipal Income Fund and Minnesota Municipal Income Fund III, distributions of net investment income and capital gains to common shareholders will be paid in cash unless shareholders notify Mellon Investor Services, L.L.C. of their desire to participate in the dividend reinvestment program.

After each Fund declares a dividend or determines to make a capital gains distribution, the plan agent will, as agent for the participants, receive the cash payment and use it to buy shares in the open market on the American Stock Exchange. The Funds will not issue any new shares in connection with the plan. You can contact Mellon at:

Mellon Investor Services, L.L.C.
Dividend Reinvestment Department
Overpeck Centre
85 Challenger Road
Ridgefield, NJ 07660
800 851-9677

SECTOR ALLOCATION                                       As of September 30, 2004
  DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND


The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
--------------------------------------------------------------------------
MUNICIPAL BONDS                                                 151.56%
Airport Revenue Bonds                                             7.43%
City General Obligation Bonds                                     4.02%
Corporate Backed Revenue Bonds                                    4.37%
Escrowed to Maturity Bonds                                       13.52%
Higher Education Revenue Bonds                                    5.72%
Hospital Revenue Bonds                                           19.35%
Miscellaneous Revenue Bonds                                       7.10%
Multifamily Housing Revenue Bonds                                 6.02%
Municipal Lease Revenue Bonds                                     4.49%
Parking Revenue Bonds                                             1.80%
Political Subdivision General Obligation Bonds                    8.82%
Pre-Refunded Bonds                                               10.73%
Public Power Revenue Bonds                                       30.79%
School District General Obligation Bonds                         15.54%
Single Family Housing Revenue Bonds                               2.60%
State General Obligation Bonds                                    2.79%
Tax Increment/Special Assessment Bonds                            1.39%
Territorial Revenue Bonds                                         2.26%
Variable Rate Demand Notes                                        2.82%
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                151.56%
--------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   0.49%
--------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                            (52.05%)
--------------------------------------------------------------------------
TOTAL NET ASSETS                                                100.00%
--------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II


The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets.





                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                 152.79%
-------------------------------------------------------------------------
Airport Revenue Bonds                                             7.91%
City General Obligation Bonds                                     3.75%
Continuing Care/Retirement Revenue Bonds                          2.28%
Corporate Backed Revenue Bonds                                    5.45%
Escrowed to Maturity Bonds                                       22.38%
Higher Education Revenue Bonds                                   10.12%
Hospital Revenue Bonds                                           25.51%
Miscellaneous Revenue Bonds                                       3.74%
Multifamily Housing Revenue Bonds                                10.05%
Municipal Lease Revenue Bonds                                    11.01%
Parking Revenue Bonds                                             1.21%
Political Subdivision General Obligation Bonds                    6.59%
Pre-Refunded Bonds                                                9.00%
Public Power Revenue Bonds                                       11.92%
School District General Obligation Bonds                          9.29%
Single Family Housing Revenue Bonds                               2.65%
State General Obligation Bonds                                    4.06%
Tax Increment/Special Assessment Bonds                            0.49%
Territorial General Obligation Bonds                              1.08%
Territorial Revenue Bonds                                         1.61%
Variable Rate Demand Notes                                        2.69%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                152.79%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   2.00%
-------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                            (54.79%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                                100.00%
-------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III



The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets.




                                                               PERCENTAGE
SECTOR                                                       OF NET ASSETS
--------------------------------------------------------------------------
MUNICIPAL BONDS                                                 156.00%
--------------------------------------------------------------------------
Airport Revenue Bonds                                             9.41%
City General Obligation Bonds                                     4.91%
Corporate Backed Revenue Bonds                                    7.41%
Escrowed to Maturity Bonds                                       12.31%
Higher Education Revenue Bonds                                    5.15%
Hospital Revenue Bonds                                           30.05%
Miscellaneous Revenue Bonds                                       1.01%
Multifamily Housing Revenue Bonds                                15.34%
Municipal Lease Revenue Bonds                                     9.91%
Parking Revenue Bonds                                             5.88%
Political Subdivision General Obligation Bonds                    9.63%
Pre-Refunded Bonds                                                9.98%
Public Power Revenue Bonds                                       20.15%
Single Family Housing Revenue Bonds                               2.51%
Territorial General Obligation Bonds                              1.96%
Variable Rate Demand Notes                                        1.62%
Water & Sewer Revenue Bonds                                       8.77%
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                156.00%
--------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   1.35%
--------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                            (57.35%)
--------------------------------------------------------------------------
TOTAL NET ASSETS                                                100.00%
--------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND




The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets.

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
---------------------------------------------------------------------------
MUNICIPAL BONDS                                                 152.06%
---------------------------------------------------------------------------
Airport Revenue Bonds                                             6.79%
City General Obligation Bonds                                     1.14%
Continuing Care/Retirement Revenue Bonds                          3.48%
Convention Center/Auditorium/Hotel Revenue Bonds                  2.25%
Dedicated Tax & Fees Revenue Bonds                                6.76%
Escrowed to Maturity Bonds                                       10.72%
Higher Education Revenue Bonds                                    8.45%
Hospital Revenue Bonds                                           18.81%
Miscellaneous Revenue Bonds                                       8.27%
Multifamily Housing Revenue Bonds                                 3.91%
Municipal Lease Revenue Bonds                                    10.78%
Political Subdivision General Obligation Bonds                    3.57%
Pre-Refunded Bonds                                               13.15%
Public Power Revenue Bonds                                        2.26%
School District General Obligation Bonds                         17.58%
Single Family Housing Revenue Bonds                               5.52%
Territorial Revenue Bonds                                        23.30%
Water & Sewer Revenue Bonds                                       5.32%
---------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                152.06%
---------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   3.01%
---------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                            (55.07%)
---------------------------------------------------------------------------
TOTAL NET ASSETS                                                100.00%
---------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND




The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets.

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
-----------------------------------------------------------------------------
Municipal Bonds                                                 150.09%
-----------------------------------------------------------------------------
Airport Revenue Bonds                                             2.79%
Dedicated Tax & Fees Revenue Bonds                               24.67%
Higher Education Revenue Bonds                                    7.68%
Hospital Revenue Bonds                                           21.57%
Multifamily Housing Revenue Bonds                                22.87%
Municipal Lease Revenue Bonds                                    23.93%
Ports & Harbors Revenue Bonds                                     2.68%
Pre-Refunded Bonds                                               22.01%
Public Power Revenue Bonds                                        5.28%
State General Obligation Bonds                                    6.00%
Tax Increment/Special Assessment Bonds                            0.79%
Water & Sewer Revenue Bonds                                       9.82%
-----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                150.09%
-----------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   2.15%
-----------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                            (52.24%)
-----------------------------------------------------------------------------
TOTAL NET ASSETS                                                100.00%
-----------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
  DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND




The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets.

                                                               PERCENTAGE
SECTOR                                                       OF NET ASSETS
---------------------------------------------------------------------------
MUNICIPAL BONDS                                                 150.42%
---------------------------------------------------------------------------
Airport Revenue Bonds                                            10.41%
City General Obligation Bonds                                     2.67%
Continuing Care/Retirement Revenue Bonds                          3.48%
Convention Center/Auditorium/Hotel Revenue Bonds                  3.98%
Dedicated Tax & Fees Revenue Bonds                               11.30%
Higher Education Revenue Bonds                                   32.64%
Hospital Revenue Bonds                                            4.50%
Multifamily Housing Revenue Bonds                                 5.78%
Municipal Lease Revenue Bonds                                    17.68%
Parking Revenue Bonds                                             3.50%
Political Subdivision General Obligation Bonds                    8.22%
Pre-Refunded Bonds                                               14.02%
School District General Obligation Bonds                          9.09%
Turnpike/Toll Road Revenue Bonds                                 13.52%
Water & Sewer Revenue Bonds                                       9.63%
---------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                150.42%
---------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   1.76%
---------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                            (52.18%)
---------------------------------------------------------------------------
TOTAL NET ASSETS                                                100.00%
---------------------------------------------------------------------------

                      DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.
STATEMENTS            September 30, 2004 (Unaudited)
  OF NET ASSETS





                                                      Principal        Market
                                                        Amount         Value

MUNICIPAL BONDS - 151.56%
Airport Revenue Bonds - 7.43%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue
    Series A 5.00% 1/1/30 (AMBAC)                     $  250,000     $  253,380
    Series C 5.25% 1/1/32 (FGIC)                       2,500,000      2,602,675
                                                                     ----------
                                                                      2,856,055
                                                                     ----------
City General Obligation Bonds - 4.02%
  Metropolitan Council Minnesota
    (Minneapolis/St. Paul Metropolitan Area)
    Series C 5.00% 2/1/22                                500,000        521,600
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/32 (FSA)                                 1,000,000      1,023,480
                                                                     ----------
                                                                      1,545,080
                                                                     ----------
Corporate Backed Revenue Bonds - 4.37%
  Anoka County Solid Waste Disposal
    National Rural Co-Op Utility (United
    Power Association) Series A
    6.95% 12/1/08 (CFC)(AMT)                             675,000        680,103
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                              1,000,000        997,280
                                                                     ----------
                                                                      1,677,383
                                                                     ----------
Escrowed to Maturity Bonds - 13.52%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Bloomington
    Single Family Residential Mortgage
    Revenue 8.375% 9/1/21
    (GNMA)(FHA)(AMT)                                   2,555,000      3,779,101
  Southern Minnesota Municipal Power
    Agency Series B
    5.50% 1/1/15 (AMBAC)                                 390,000        399,430
    5.75% 1/1/11 (FGIC)                                1,000,000      1,017,520
                                                                     ----------
                                                                      5,196,051
                                                                     ----------
Higher Education Revenue Bonds - 5.72%
  Minnesota State Higher Education Facilities
    Authority (College of St. Benedict)
    Series 5-W 5.00% 3/1/20                            1,000,000      1,034,330
  University of Minnesota Series A
    5.50% 7/1/21                                       1,000,000      1,163,740
                                                                     ----------
                                                                      2,198,070
                                                                     ----------
Hospital Revenue Bonds - 19.35%
  Bemidji Hospital Facilities Revenue
    (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                              1,000,000      1,031,620
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) 5.25% 2/15/33                1,250,000      1,254,975
  Minneapolis Health Care System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                            1,100,000      1,148,939
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital)
    Series A 6.375% 11/15/29                           1,750,000      1,894,672
  Shakopee Health Care Facilities Revenue
    (St. Francis Regional Medical Center)
    5.25% 9/1/34                                         500,000        493,510

                                                       Principal       Market
                                                        Amount          Value


MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  St. Paul Housing & Redevelopment
    Authority Health Care
    Facilities Revenue
    (Franciscan Health Project)
    5.40% 11/20/42 (GNMA)(FHA)                        $  880,000     $  911,337
    (Regions Hospital Project)
    5.30% 5/15/28                                        700,000        700,553
                                                                     ----------
                                                                      7,435,606
                                                                     ----------
Miscellaneous Revenue Bonds - 7.10%
  Minneapolis Art Center Facilities
    Revenue (Walker Art Center Project)
    5.125% 7/1/21                                      1,600,000      1,684,880
  Minneapolis Community Development
    Agency Supported
    Series G-3 5.45% 12/1/31                           1,000,000      1,041,670
                                                                     ----------
                                                                      2,726,550
                                                                     ----------
Multifamily Housing Revenue Bonds - 6.02%
  Minneapolis Multifamily Housing
    Revenue (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                               1,000,000      1,017,950
  Southeastern Minnesota Multi County
    Housing & Redevelopment Authority
    (Winona County) 5.35% 1/1/28                         300,000        303,153
  Washington County Housing &
    Redevelopment Authority Revenue
    (Woodland Park Apartments Project)
    4.70% 10/1/32                                      1,000,000        993,220
                                                                     ----------
                                                                      2,314,323
                                                                     ----------
Municipal Lease Revenue Bonds - 4.49%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                       500,000        520,070
    5.25% 12/1/27                                      1,150,000      1,205,465
                                                                     ----------
                                                                      1,725,535
                                                                     ----------
Parking Revenue Bonds - 1.80%
  St. Paul Housing & Redevelopment
    Authority Parking Revenue
    (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                          650,000        689,657
                                                                     ----------
                                                                        689,657
                                                                     ----------
Political Subdivision General Obligation Bonds - 8.82%
  Hennepin County Series B 5.00% 12/1/18               1,300,000      1,412,034
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/22 (MBIA)                                  855,000        922,536
    5.50% 2/1/32 (MBIA)                                1,000,000      1,055,050
                                                                     ----------
                                                                      3,389,620
                                                                     ----------
*Pre-Refunded Bonds - 10.73%
  Duluth Economic Development Authority
    Health Care Facilities Revenue (Duluth
    Clinic) 6.30% 11/1/22-04 (AMBAC)                     730,000        732,971
  Puerto Rico Commonwealth
    6.00% 7/1/26-07                                    1,000,000      1,121,210
  Puerto Rico Public Buildings Authority
    Series D 5.25% 7/1/27-12                             845,000        948,563
  St. Francis Independent School District #15
    Series A 6.30% 2/1/11-06 (FSA)                     1,250,000      1,320,838
                                                                     ----------
                                                                      4,123,582
                                                                     ----------

STATEMENTS            DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)




                                                       Principal      Market
                                                        Amount        Value

MUNICIPAL BONDS (continued)
Public Power Revenue Bonds - 30.79%
  Chaska Electric Revenue
    Series A 6.00% 10/1/25                            $1,000,000    $ 1,070,820
  Minnesota State Municipal Power
    Agency 5.25% 10/1/19                               1,110,000      1,200,620
  Rochester Electric Utility Revenue
    5.25% 12/1/30 (AMBAC)                                150,000        156,947
**Southern Minnesota Municipal Power
    Agency Supply System Revenue, Inverse
    Floater Series A 8.688% 1/1/14 (AMBAC)             2,500,000      3,150,375
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series A
    5.00% 1/1/12 (AMBAC)                               1,000,000      1,112,560
    5.00% 1/1/13 (MBIA)                                  500,000        555,790
    5.25% 1/1/15 (AMBAC)                                 570,000        648,170
    5.25% 1/1/16 (AMBAC)                               1,000,000      1,139,080
  Western Minnesota Municipal Power Agency
    Series A 5.00% 1/1/30 (MBIA)                       1,900,000      1,945,676
    Series B 5.00% 1/1/15 (MBIA)                         765,000        849,517
                                                                    -----------
                                                                     11,829,555
                                                                    -----------
School District General Obligation Bonds - 15.54%
  Centennial Independent School
    District #012 Series 2002A
    5.00% 2/1/20 (FSA)                                   400,000        424,020
  Farmington Independent School
    District #192 5.00% 2/1/23 (FSA)                   1,200,000      1,254,227
  Minneapolis Special School District #001
    5.00% 2/1/19 (FSA)                                   675,000        724,640
  Morris Independent School District #769
    5.00% 2/1/28 (MBIA)                                1,000,000      1,030,940
  Mounds View Independent School
    District #621 5.00% 2/1/23 (FSA)                   1,020,000      1,071,347
  Robbinsdale Independent School
    District #281 5.00% 2/1/21 (FSA)                     500,000        527,100
  St. Michael Independent School
    District #885
    5.00% 2/1/22 (FSA)                                   500,000        524,520
    5.00% 2/1/24 (FSA)                                   400,000        415,520
                                                                    -----------
                                                                      5,972,314
                                                                    -----------
Single Family Housing Revenue Bonds - 2.60%
  Dakota County Housing & Redevelopment
    Authority Single Family Mortgage
    Revenue 5.85% 10/1/30
    (GNMA)(FNMA)(AMT)                                     54,000         55,497
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series J
    5.90% 7/1/28 (AMT)                                   910,000        942,797
                                                                    -----------
                                                                        998,294
                                                                    -----------
State General Obligation Bonds - 2.79%
  Minnesota State 5.00% 8/1/21                         1,000,000      1,072,140
                                                                    -----------
                                                                      1,072,140
                                                                    -----------
Tax Increment/Special Assessment Bonds - 1.39%
  Moorhead Economic Development
    Authority Tax Increment Series A
    5.25% 2/1/25 (MBIA)                                  500,000        535,630
                                                                    -----------
                                                                        535,630
                                                                    -----------

                                                      Principal       Market
                                                        Amount        Value



MUNICIPAL BONDS (continued)
Territorial Revenue Bonds - 2.26%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series A 5.00% 7/1/38                             $  300,000   $    301,467
    Series G 5.00% 7/1/42                                250,000        250,685
  Puerto Rico Public Buildings Authority
    Revenue Series D
    (Unrefunded Balance) 5.25% 7/1/27                    305,000        316,977
                                                                    -----------
                                                                        869,129
                                                                    -----------
Variable Rate Demand Notes - 2.82%
  Minneapolis Library 1.56% 12/1/32                      700,000        700,000
  Minnesota State Higher Education
    Facilities Authority (Carleton College)
    Series 5-G 1.56% 11/1/29                             385,000        385,000
                                                                    -----------
                                                                      1,085,000
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $55,858,033)                             58,239,574
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES - 151.56%
  (cost $55,858,033)                                                 58,239,574
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.49%                                            188,216
LIQUIDATION VALUE OF PREFERRED STOCK - (52.05%)                     (20,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 2,594,700
  SHARES OUTSTANDING - 100.00%                                     $ 38,427,790
                                                                   ------------

Net Asset Value Per Common Share
($38,427,790 / 2,594,700 Shares)                                         $14.81
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund                                             $ 35,426,619
Undistributed net investment income                                     601,048
Accumulated net realized gain on investments                             33,096
Net unrealized appreciation of investments                            2,367,027
                                                                   ------------
Total net assets                                                   $ 38,427,790
                                                                   ------------

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CFC - Insured by the National Rural Utilities Cooperative Finance Corporation FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

See accompanying notes

                   DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.
STATEMENTS         September 30, 2004 (Unaudited)
  OF NET ASSETS (CONTINUED)



                                                       Principal      Market
                                                        Amount        Value

MUNICIPAL BONDS - 152.79%
Airport Revenue Bonds - 7.91%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                               $1,370,000   $  1,406,237
    5.00% 1/1/30 (AMBAC)                               1,450,000      1,469,604
    5.25% 1/1/16 (MBIA)                                1,000,000      1,103,700
    Series B 5.25% 1/1/24 (FGIC)(AMT)                  1,000,000      1,032,980
    Series C 5.25% 1/1/32 (FGIC)                       3,500,000      3,643,745
                                                                   ------------
                                                                      8,656,266
                                                                   ------------
City General Obligation Bonds - 3.75%
  Metropolitan Council Minnesota
    (Minneapolis/St. Paul Metropolitan Area)
    Series C 5.00% 2/1/22                                500,000        521,600
  Moorhead Series B 5.00% 2/1/33 (MBIA)                2,000,000      2,053,160
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/32 (FSA)                                 1,500,000      1,535,220
                                                                   ------------
                                                                      4,109,980
                                                                   ------------
Continuing Care/Retirement Revenue Bonds - 2.28%
  Minneapolis Health Care Facility Revenue
    (Jones-Harrison Residence Project)
    6.00% 10/1/27                                      1,565,000      1,494,309
  Moorhead Economic Development Authority
    Multifamily Revenue (Eventide Lutheran
    Home Project) Series B 6.00% 6/1/18                1,000,000      1,004,160
                                                                   ------------
                                                                      2,498,469
                                                                   ------------
Corporate Backed Revenue Bonds - 5.45%
  Burnsville Commonwealth Development
    (Holiday Inn Project) 5.90% 4/1/08                 1,430,000      1,413,240
  Cloquet Pollution Control Revenue
    (Potlatch Corporation) 5.90% 10/1/26               4,500,000      4,552,605
                                                                   ------------
                                                                      5,965,845
                                                                   ------------
Escrowed to Maturity Bonds - 22.38%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Bloomington
    Single Family Residential Mortgage
    Revenue 8.375% 9/1/21
    (GNMA)(FHA)(AMT)                                   5,500,000      8,135,050
  Elk River Independent School District #728
    5.00% 2/1/16 (FGIC)                                1,500,000      1,651,035
  Metropolitan Council Minneapolis/St. Paul
    Area Sports Facilities Revenue (Hubert H.
    Humphrey Metrodome) 6.00% 10/1/09                  2,360,000      2,395,896
  Southern Minnesota Municipal Power
    Agency Supply Revenue
    Series A 5.75% 1/1/18                              3,715,000      3,811,739
  St. Paul Housing & Redevelopment
    Authority Sales Tax (Civic Center Project)
    5.55% 11/1/23 (MBIA)                               4,200,000      4,297,986
    5.55% 11/1/23                                      2,300,000      2,353,659
  Western Minnesota Municipal Power
    Agency 6.625% 1/1/16                               1,535,000      1,866,268
                                                                   ------------
                                                                     24,511,633
                                                                   ------------

                                                      Principal       Market
                                                        Amount        Value


MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds - 10.12%
  Minnesota State Higher Education
    Facilities Authority
    (College of St. Benedict)
    Series 5-W 5.00% 3/1/20                           $1,000,000    $ 1,034,330
    (St. Catherine College)
    Series 5-N1 5.375% 10/1/32                         1,500,000      1,547,205
    (St. Mary's University)
    Series 5-U 4.80% 10/1/23                           1,400,000      1,401,526
    (St. Thomas University)
    Series 4-A1 5.625% 10/1/21                         1,000,000      1,027,100
    Series 5-Y 5.25% 10/1/34                           1,500,000      1,545,075
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                   1,000,000      1,037,980
  University of Minnesota Series A
    5.50% 7/1/21                                       3,000,000      3,491,220
                                                                    -----------
                                                                     11,084,436
                                                                    -----------
Hospital Revenue Bonds - 25.51%
  Brainerd Health Care (Evangelical Lutheran
    Health Care Facilities)
    Series A 6.65% 3/1/17 (FSA)                        1,195,000      1,195,669
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) 5.25% 2/15/33                5,000,000      5,019,899
  Minneapolis Health Care System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                            1,000,000      1,044,490
    (Fairview Health Services)
    Series A 5.625% 5/15/32                            2,750,000      2,864,290
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health Care Systems
    (Children's Health Care)
    Series A 5.50% 8/15/25 (FSA)                       1,400,000      1,474,844
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital)
    Series A 6.375% 11/15/29                           3,300,000      3,572,811
    Series 97A 5.75% 11/15/26 (MBIA)                   5,550,000      6,078,970
  Rochester Health Care Facilities Revenue
    (Mayo Foundation)
    Series B 5.50% 11/15/27                            3,365,000      3,567,539
  St. Louis Park Health Care Facilities Revenue
    (Park Nicollet Health Services)
    Series B 5.25% 7/1/30                              1,250,000      1,263,688
  St. Paul Housing & Redevelopment
    Authority Health Care Facilities Revenue
    (Regions Hospital Project) 5.30% 5/15/28             300,000        300,237
  Waconia Health Care Facilities Revenue
    (Ridgeview Medical Center Project)
    Series A 6.10% 1/1/19 (RADIAN)                     1,405,000      1,556,417
                                                                    -----------
                                                                     27,938,854
                                                                    -----------
Miscellaneous Revenue Bonds - 3.74%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                      2,400,000      2,527,320

                   DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)


                                                       Principal       Market
                                                        Amount         Value

MUNICIPAL BONDS (continued)
Miscellaneous Revenue Bonds (continued)
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond Fund)
    Series 5 5.70% 12/1/27                            $  375,000    $   382,391
    Series G1 5.70% 12/1/19                            1,100,000      1,184,964
                                                                    -----------
                                                                      4,094,675
                                                                    -----------
Multifamily Housing Revenue Bonds - 10.05%
  Chanhassen Multifamily Housing Revenue
    (Heritage Park Project Section 8)
    6.20% 7/1/30 (FHA)(AMT)                            1,105,000      1,149,255
  Harmony Multifamily Housing Revenue
    Refunding Section 8
    (Zedakah Foundation Project)
    Series A 5.95% 9/1/20                              1,000,000        858,510
  Minneapolis Multifamily Housing Revenue
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                               1,000,000      1,017,950
    (Sumner Housing Project)
    Series A 5.15% 2/20/45 (GNMA)(AMT)                 3,575,000      3,620,581
  Minnesota State Housing Finance Agency
    Series A 5.00% 2/1/35                              1,000,000      1,000,990
    Series D 5.95% 2/1/18 (MBIA)                         950,000        973,332
  Southeastern Minnesota Multi County
    Housing & Redevelopment Authority
    (Winona County) 5.35% 1/1/28                         870,000        879,144
  Stillwater Multifamily Housing Revenue
    (Stillwater Cottages) (Orleans Homes
    Number One) 7.25% 11/1/27 (AMT)                    1,540,000      1,505,319
                                                                    -----------
                                                                     11,005,081
                                                                    -----------
Municipal Lease Revenue Bonds - 11.01%
  Andover Economic Development Authority
    Public Facilities Lease Revenue (Andover
    Community Center) 5.20% 2/1/29                     1,000,000      1,010,470
  Minneapolis Development Revenue
    (Limited Tax Supported Common
    Bond Fund) 5.50% 12/1/24                           1,000,000      1,043,050
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.00% 12/1/22                                      2,385,000      2,494,662
    5.25% 12/1/27                                      2,650,000      2,777,810
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                      2,545,000      2,619,136
    Series 9 5.25% 12/1/27                             2,000,000      2,104,820
                                                                    -----------
                                                                     12,049,948
                                                                    -----------
Parking Revenue Bonds - 1.21%
  St. Paul Housing & Redevelopment
    Authority Parking Revenue
    (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                        1,250,000      1,326,263
                                                                    -----------
                                                                      1,326,263
                                                                    -----------
Political Subdivision General Obligation Bonds - 6.59%
  Hennepin County Series B 5.00% 12/1/18               1,000,000      1,086,180
  Hennepin Regional Railroad Authority
    5.00% 12/1/26                                      3,500,000      3,592,190
  Metropolitan Council Waste Water
    Treatment Series B 5.00% 12/1/21                   1,250,000      1,340,025

                                                       Principal       Market
                                                        Amount         Value


MUNICIPAL BONDS (continued)
Political Subdivision General Obligation Bonds (continued)
  Washington County Housing &
    Redevelopment Authority
    Series B 5.50% 2/1/32 (MBIA)                      $1,140,000    $ 1,202,757
                                                                    -----------
                                                                      7,221,152
                                                                    -----------
*Pre-Refunded Bonds - 9.00%
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Duluth Clinic)
    6.20% 11/1/12-04 (AMBAC)                             280,000        281,117
    6.30% 11/1/22-04 (AMBAC)                             960,000        963,907
  Esko Independent School District #99
    5.65% 4/1/12-05 (FSA)                                550,000        560,648
  Hawley Independent School District #150
    Series A 5.75% 2/1/17-06 (FSA)                     1,000,000      1,049,450
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue Series A
    6.25% 3/1/16-05                                    1,000,000      1,019,520
  Puerto Rico Commonwealth Public
    Improvement Series A 5.00% 7/1/27-12               1,250,000      1,395,613
  Puerto Rico Highway & Transportation
    Authority Revenue Series Y
    5.50% 7/1/26-06                                    2,000,000      2,157,759
  Puerto Rico Public Buildings Authority
    Series D 5.25% 7/1/27-12                             625,000        701,600
  Stewartville Independent School
    District #534 5.75% 2/1/17-05                      1,705,000      1,727,677
                                                                    -----------
                                                                      9,857,291
                                                                    -----------
Public Power Revenue Bonds - 11.92%
  Minnesota State Municipal Power Agency
    Series A 5.00% 10/1/34                             5,750,000      5,769,320
  Rochester Electric Utility Revenue
    5.25% 12/1/30 (AMBAC)                                450,000        470,840
**Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater Series A
    8.688% 1/1/14 (AMBAC)                              3,000,000      3,780,450
    8.688% 1/1/15                                      1,500,000      1,911,435
  Western Minnesota Municipal Power Agency
    Series A 5.00% 1/1/30 (MBIA)                       1,100,000      1,126,444
                                                                    -----------
                                                                     13,058,489
                                                                    -----------
School District General Obligation Bonds - 9.29%
  Centennial Independent School District #012
    Series 2002A 5.00% 2/1/20 (FSA)                      400,000        424,020
  Farmington Independent School
    District #192 5.00% 2/1/23 (FSA)                   1,080,000      1,128,805
  Minneapolis Special School District #001
    5.00% 2/1/19 (FSA)                                 1,000,000      1,073,540
  Morris Independent School District #769
    5.00% 2/1/28 (MBIA)                                2,750,000      2,835,085
  Mounds View Independent School
    District #621 5.00% 2/1/23 (FSA)                   1,000,000      1,050,340
  Rosemount Independent School
    District #196 Series A 5.70% 4/1/12                1,270,000      1,339,126
  St. Michael Independent
    School District #885
    5.00% 2/1/22 (FSA)                                 1,500,000      1,573,560
    5.00% 2/1/24 (FSA)                                   725,000        753,130
                                                                    -----------
                                                                     10,177,606
                                                                    -----------

                   DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)




                                                      Principal       Market
                                                        Amount         Value


MUNICIPAL BONDS (continued)
Single Family Housing Revenue Bonds - 2.65%
  Minnesota State Housing Finance Agency
    Single Family Housing Series 1992-C2
    6.15% 7/1/23 (AMT)                                $  920,000   $    928,262
  Minnesota State Housing Finance Agency
    Single Family Mortgage
    Series B 5.35% 1/1/33 (AMT)                        1,155,000      1,176,044
    Series J 5.90% 7/1/28 (AMT)                          770,000        797,751
                                                                   ------------
                                                                      2,902,057
                                                                   ------------
State General Obligation Bonds - 4.06%
  Minnesota State 5.00% 8/1/21                         3,525,000      3,779,293
**Minnesota State, Inverse Floater
    8.479% 11/1/17                                       570,000        666,091
                                                                   ------------
                                                                      4,445,384
                                                                   ------------
Tax Increment/Special Assessment Bonds - 0.49%
  Moorhead Economic Development
    Authority Tax Increment Series A
    5.25% 2/1/25 (MBIA)                                  500,000        535,630
                                                                   ------------
                                                                        535,630
                                                                   ------------
Territorial General Obligation Bonds - 1.08%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.50% 7/1/19 (MBIA)                                1,000,000      1,176,290
                                                                   ------------
                                                                      1,176,290
                                                                   ------------
Territorial Revenue Bonds - 1.61%
  Puerto Rico Electric Power Authority Power
    Revenue Series Z 5.25% 7/1/21                      1,500,000      1,527,465
  Puerto Rico Public Buildings Authority
    Revenue Series D (Unrefunded Balance)
    5.25% 7/1/27                                         225,000        233,836
                                                                   ------------
                                                                      1,761,301
                                                                   ------------
Variable Rate Demand Notes - 2.69%
  Minneapolis Block E Buildings Series A
    1.56% 12/1/18                                        300,000        300,000
    1.56% 3/1/27                                       1,250,000      1,250,000
  Minneapolis Library 1.56% 12/1/32                      200,000        200,000
  Minneapolis Multifamily Housing Revenue
    (Seven Corners Apartments Project)
    1.66% 11/1/31                                        300,000        300,000
Minnesota State Higher Education Facilities
    Authority (Carleton College)
    Series 5-G 1.56% 11/1/29                             900,000        900,000
                                                                   ------------
                                                                      2,950,000
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $159,831,480)                           167,326,650
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 152.79%
  (cost $159,831,480)                                              $167,326,650
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.00%                                          2,187,819
LIQUIDATION VALUE OF PREFERRED STOCK - (54.79%)                     (60,000,000)
                                                                   ------------
Net Assets Applicable to 7,252,200
  Shares Outstanding - 100.00%                                     $109,514,469
                                                                   ------------

Net Asset Value Per Common Share
  ($109,514,469 / 7,252,200 Shares)                                      $15.10
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                           $ 99,710,000
Undistributed net investment income                                   2,951,972
Accumulated net realized loss on investments                           (461,794)
Net unrealized appreciation of investments                            7,314,291
                                                                   ------------
Total net assets                                                   $109,514,469
                                                                   ------------

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

See accompanying notes

                  DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC.
STATEMENTS        September 30, 2004 (Unaudited)
   OF NET ASSETS (CONTINUED)



                                                      Principal       Market
                                                        Amount         Value

MUNICIPAL BONDS - 156.00%
Airport Revenue Bonds - 9.41%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                               $  750,000    $   769,838
    5.00% 1/1/30 (AMBAC)                                 750,000        760,140
    5.125% 1/1/25 (FGIC)                                 900,000        930,636
                                                                    -----------
                                                                      2,460,614
                                                                    -----------
City General Obligation Bonds - 4.91%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                1,250,000      1,283,225
                                                                    -----------
                                                                      1,283,225
                                                                    -----------
Corporate Backed Revenue Bonds - 7.41%
  Cloquet Pollution Control Revenue
    (Potlatch Corporation) 5.90% 10/1/26               1,000,000      1,011,690
  Minneapolis Community Development
    Agency Supported Development
    Revenue (Pajor Graphics) Series 1
    (LOC US Bank NA) 6.75% 12/1/25 (AMT)                 865,000        926,303
                                                                    -----------
                                                                      1,937,993
                                                                    -----------
Escrowed to Maturity Bonds - 12.31%
  University of Minnesota Hospital & Clinics
    6.75% 12/1/16                                      2,580,000      3,219,324
                                                                    -----------
                                                                      3,219,324
                                                                    -----------
Higher Education Revenue Bonds - 5.15%
  Minnesota State Higher Education
    Facilities Authority
    (College of St. Benedict)
    Series 5-W 5.25% 3/1/24                              300,000        310,824
    (St. Thomas University)
    Series 4-A1 5.625% 10/1/21                         1,010,000      1,037,371
                                                                    -----------
                                                                      1,348,195
                                                                    -----------
Hospital Revenue Bonds - 30.05%
  Bemidji Hospital Facilities Revenue
    (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                                500,000        515,810
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) 5.25% 2/15/33                1,000,000      1,003,980
  Minneapolis Health Care System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                            1,100,000      1,148,939
  Minnesota Agricultural & Economic
    Development Health Care System
    (Benedictine Health Systems)
    5.75% 2/1/29                                         600,000        585,750
    (Fairview Hospital)
    Series A 6.375% 11/15/29                           1,250,000      1,353,338
  Rochester Health Care Facilities Revenue
    (Mayo Foundation)
    Series B 5.50% 11/15/27                            1,000,000      1,060,190
  Shakopee Health Care Facilities Revenue
    (St. Francis Regional Medical Center)
    5.25% 9/1/34                                         310,000        305,976
  St. Paul Housing & Redevelopment
    Authority Revenue (Franciscan Health
    Project) 5.40% 11/20/42 (GNMA)(FHA)                1,820,000      1,884,809
                                                                    -----------
                                                                      7,858,792
                                                                    -----------

                                                       Principal      Market
                                                        Amount         Value


MUNICIPAL BONDS (continued)
Miscellaneous Revenue Bonds - 1.01%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project) 5.125% 7/1/21         $  250,000     $  263,263
                                                                     ----------
                                                                        263,263
                                                                     ----------
Multifamily Housing Revenue Bonds - 15.34%
  Burnsville Multifamily Housing Mortgage
    Revenue SCA Tax Exempt Trust
    Series A 7.10% 1/1/30 (FSA)                        1,930,000      1,980,932
  Minneapolis Multifamily Housing Revenue
    (Gaar Scott Loft Project)
    5.95% 5/1/30 (AMT)                                   980,000      1,047,345
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                                1,000,000        983,790
                                                                     ----------
                                                                      4,012,067
                                                                     ----------
Municipal Lease Revenue Bonds - 9.91%
  Andover Economic Development Authority
    Public Facilities Lease Revenue (Andover
    Community Center) 5.125% 2/1/24                      500,000        510,005
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                       500,000        520,070
    5.25% 12/1/27                                      1,000,000      1,048,230
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                        500,000        514,565
                                                                     ----------
                                                                      2,592,870
                                                                     ----------
Parking Revenue Bonds - 5.88%
  St. Paul Housing & Redevelopment
    Authority Parking Revenue
    (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                        1,450,000      1,538,465
                                                                     ----------
                                                                      1,538,465
                                                                     ----------
Political Subdivision General Obligation Bonds - 9.63%
  Metropolitan Council Waste Water Treatment
    Series B 5.00% 12/1/21                               750,000        804,015
  Minneapolis Sports Arena Project
    5.125% 10/1/20                                       750,000        796,590
  Washington County Housing &
    Redevelopment Authority
    Series B 5.50% 2/1/22 (MBIA)                         850,000        917,142
                                                                     ----------
                                                                      2,517,747
                                                                     ----------
*Pre-Refunded Bonds - 9.98%
  Duluth Economic Development Authority
    Health Care Facilities Revenue (Duluth
    Clinic) 6.20% 11/1/12-04 (AMBAC)                     420,000        421,676
  Esko Independent School District #99
    5.75% 4/1/17-05 (FSA)                              2,145,000      2,187,600
                                                                     ----------
                                                                      2,609,276
                                                                     ----------
Public Power Revenue Bonds - 20.15%
  Minnesota State Municipal Power Agency
    5.25% 10/1/19                                        500,000        540,820
    Series A 5.00% 10/1/34                               250,000        250,840
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series A
    5.00% 1/1/13 (MBIA)                                  500,000        555,790
    5.25% 1/1/15 (AMBAC)                                 700,000        795,998
    5.25% 1/1/16 (AMBAC)                                 500,000        569,540

                  DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC. STATEMENTS
   OF NET ASSETS (CONTINUED)




                                                      Principal       Market
                                                        Amount         Value


MUNICIPAL BONDS (continued)
Public Power Revenue Bonds (continued)
**Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater Series A
    8.688% 1/1/14 (AMBAC)                             $1,500,000    $ 1,890,224
  Western Minnesota Municipal Power
    Agency Series B 5.00% 1/1/15 (MBIA)                  600,000        666,288
                                                                    -----------
                                                                      5,269,500
                                                                    -----------
Single Family Housing Revenue Bonds - 2.51%
  Minnesota State Housing Finance Agency
    Single Family Mortgage
    Series B 5.35% 1/1/33 (AMT)                          645,000        656,752
                                                                    -----------
                                                                        656,752
                                                                    -----------
Territorial General Obligation Bonds - 1.96%
  University Virgin Islands
    Series A 5.375% 6/1/34                               500,000        513,525
                                                                    -----------
                                                                        513,525
                                                                    -----------
Variable Rate Demand Notes - 1.62%
  Minneapolis Block E Buildings
    Series A 1.56% 12/1/18                               425,000        425,000
                                                                    -----------
                                                                        425,000
                                                                    -----------
Water & Sewer Revenue Bonds - 8.77%
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue
    Series B 5.40% 3/1/15                              2,200,000      2,293,302
                                                                    -----------
                                                                      2,293,302
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $38,711,216)                             40,799,910
                                                                    -----------


TOTAL MARKET VALUE OF SECURITIES - 156.00%
  (cost $38,711,216)                                               $ 40,799,910
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 1.35%                                              354,192
LIQUIDATION VALUE OF PREFERRED STOCK - (57.35%)                     (15,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 1,837,200
SHARES OUTSTANDING - 100.00%                                       $ 26,154,102
                                                                   ------------

Net Asset Value Per Common Share
  ($26,154,102 / 1,837,200 Shares)                                       $14.24
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund                                             $ 23,985,129
Undistributed net investment income                                     683,427
Accumulated net realized loss on investments                           (482,990)
Net unrealized appreciation of investments                            1,968,536
                                                                   ------------
Total net assets                                                   $ 26,154,102
                                                                   ------------

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

See accompanying notes

                        DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
STATEMENTS              September 30, 2004 (Unaudited)
  OF NET ASSETS (CONTINUED)




                                                      Principal        Market
                                                        Amount          Value

MUNICIPAL BONDS - 152.06%
Airport Revenue Bonds - 6.79%
  Phoenix Civic Improvement Corporation
    Airport Revenue
    Senior Lien Series A 5.00% 7/1/25 (FSA)           $1,000,000     $1,025,790
    Series B 5.25% 7/1/27 (FGIC)(AMT)                  2,000,000      2,059,620
                                                                     ----------
                                                                      3,085,410
                                                                     ----------
City General Obligation Bonds - 1.14%
  DC Ranch Community Facilities
    5.00% 7/15/27 (AMBAC)                                500,000        515,680
                                                                     ----------
                                                                        515,680
                                                                     ----------
Continuing Care/Retirement Revenue Bonds - 3.48%
  Yavapai County Industrial Development
    Authority Residential Care Facilities
    (Margaret T. Morris Center)
    Series A 5.40% 2/20/38 (GNMA)                      1,575,000      1,580,560
                                                                     ----------
                                                                      1,580,560
                                                                     ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.25%
  Arizona Tourism & Sports Authority Tax
    Revenue Multipurpose Stadium Facilities
    Series A 5.00% 7/1/31 (MBIA)                       1,000,000      1,023,060
                                                                     ----------
                                                                      1,023,060
                                                                     ----------
Dedicated Tax & Fees Revenue Bonds - 6.76%
  Glendale Municipal Property Corporation
    5.00% 7/1/33 (AMBAC)                               3,000,000      3,069,180
                                                                     ----------
                                                                      3,069,180
                                                                     ----------
Escrowed to Maturity Bonds - 10.72%
  Puerto Rico Commonwealth Infrastructure
    Financing Series A 5.50% 10/1/40                   4,500,000      4,868,730
                                                                     ----------
                                                                      4,868,730
                                                                     ----------
Higher Education Revenue Bonds - 8.45%
  Arizona State University Certificates of
    Participation 5.00% 9/1/30 (AMBAC)                 1,000,000      1,023,930
  South Campus Group Student Housing
    Revenue (Arizona State University
    South Campus Project)
    5.625% 9/1/35 (MBIA)                               1,000,000      1,090,990
  Southern Arizona Capital Facilities Finance
    Corporation (University of Arizona
    Project) 5.00% 9/1/23 (MBIA)                       1,150,000      1,193,735
  University of Arizona Certificates of
    Participation (University of Arizona
    Project) Series B 5.125% 6/1/22 (AMBAC)              500,000        527,280
                                                                     ----------
                                                                      3,835,935
                                                                     ----------
Hospital Revenue Bonds - 18.81%
  Maricopa County Industrial
    Development Authority
    (Catholic Healthcare West)
    Series A 5.50% 7/1/26                                430,000        434,489
    (Mayo Clinic Hospital) 5.25% 11/15/37              2,000,000      2,043,200
  Mohave County Industrial Development
    Authority (Chris/Silver Ridge)
    6.375% 11/1/31 (GNMA)                                260,000        273,546
  Scottsdale Industrial Development
    Authority Hospital Revenue
    (Scottsdale Healthcare) 5.80% 12/1/31              1,000,000      1,035,340

                                                      Principal        Market
                                                        Amount         Value


MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Show Low Industrial Development
    Authority Hospital Revenue
    (Navapache Regional Medical Center)
    Series A 5.50% 12/1/17 (ACA)                      $1,600,000     $1,665,472
  University Medical Center Corporation
    Arizona Hospital Revenue 5.00% 7/1/33              1,000,000        988,640
  Yavapai County Industrial Development
    Authority (Yavapai Regional Medical
    Center) 5.25% 8/1/21 (RADIAN)                      2,000,000      2,100,800
                                                                     ----------
                                                                      8,541,487
                                                                     ----------
Miscellaneous Revenue Bonds - 8.27%
  Arizona School Facilities Board Revenue
    (State School Improvement)
    Series 2001 5.00% 7/1/19                           2,000,000      2,154,120
  Arizona Student Loan Acquisition Authority
    Revenue Series A-1 5.90% 5/1/24 (AMT)              1,500,000      1,601,820
                                                                     ----------
                                                                      3,755,940
                                                                     ----------
Multifamily Housing Revenue Bonds - 3.91%
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Sly-Mar Apartments Project)
    6.10% 4/20/36 (GNMA)(AMT)                            465,000        500,187
  Peoria Industrial Development Authority
    Multifamily Housing Revenue (Casa Del
    Rio) Series A 7.30% 2/20/28 (GNMA)                 1,230,000      1,273,505
                                                                     ----------
                                                                      1,773,692
                                                                     ----------
Municipal Lease Revenue Bonds - 10.78%
  Arizona School Facilities Board
    Certificates of Participation
    Series B 5.25% 9/1/19 (FSA)                        1,000,000      1,102,780
  Phoenix Civic Improvement Corporation
    Excise Tax Senior Lien
    (Municipal Courthouse Project)
    Series A 5.25% 7/1/24                              1,000,000      1,060,460
  Prescott Valley Property Corporation
    5.00% 1/1/27 (FGIC)                                  500,000        515,825
  Tucson Certificates of Participation
    5.60% 7/1/11                                       1,100,000      1,188,748
  Yuma Municipal Property Corporation
    5.00% 7/1/25 (AMBAC)                               1,000,000      1,024,770
                                                                     ----------
                                                                      4,892,583
                                                                     ----------
Political Subdivision General Obligation Bonds - 3.57%
  Eagle Mountain Community Facilities
    District Series A 6.40% 7/1/17                     1,500,000      1,619,940
                                                                     ----------
                                                                      1,619,940
                                                                     ----------
*Pre-Refunded Bonds - 13.15%
  Arizona State Transportation Board Highway
    Revenue Refunding 5.75% 7/1/18-09                  2,350,000      2,674,887
  Arizona Water Infrastructure Finance
    Authority Revenue Water Quality
    Series A 5.05% 10/1/20-11                          1,500,000      1,675,350
  Oro Valley Municipal Property Corporation
    Excise Tax 5.00% 7/1/20-11 (FGIC)                  1,000,000      1,059,540
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31-11                250,000        279,248

                        DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC. STATEMENTS
   OF NET ASSETS (CONTINUED)




                                                      Principal        Market
                                                        Amount          Value


MUNICIPAL BONDS (continued)
*Pre-Refunded Bonds (continued)
  Yuma Industrial Development Authority
    Hospital Revenue (Yuma Regional
    Medical Center) 5.00% 8/1/31-11 (FSA)             $  250,000    $   278,750
                                                                    -----------
                                                                      5,967,775
                                                                    -----------
Public Power Revenue Bonds - 2.26%
  Salt River Project Arizona Agricultural
    Improvement & Power District Electric
    System Revenue (Salt River Project)
    Series A 5.00% 1/1/31                              1,000,000      1,024,040
                                                                    -----------
                                                                      1,024,040
                                                                    -----------
School District General Obligation Bonds - 17.58%
  Maricopa County School District #6
    (Washington Elementary School
    Improvement Project of 2001)
    Series B 5.00% 7/1/17 (FSA)                        1,000,000      1,115,510
    (Washington Elementary)
    Series A 5.375% 7/1/13 (FSA)                       3,000,000      3,431,700
  Maricopa County School District #38
    (Madison Elementary)
    5.00% 7/1/13 (FSA)                                 1,250,000      1,394,738
    5.00% 7/1/14 (FSA)                                   825,000        921,401
  Tempe Union High School
    District #213 5.00% 7/1/14 (FSA)                   1,000,000      1,116,850
                                                                    -----------
                                                                      7,980,199
                                                                    -----------
Single Family Housing Revenue Bonds - 5.52%
  Phoenix Industrial Development Authority
    Single Family Statewide
    Series A 5.35% 6/1/20
    (GNMA)(FNMA)(FHLMC)(AMT)                           1,160,000      1,196,354
    Series C 5.30% 4/1/20
    (GNMA)(FNMA)(FHLMC)(AMT)                             915,000        948,498
  Pima County Industrial Development
    Authority Single Family Mortgage
    Revenue Series A 6.125% 11/1/33
    (GNMA)(FNMA)(FHLMC)(AMT)                             340,000        358,979
                                                                    -----------
                                                                      2,503,831
                                                                    -----------
Territorial Revenue Bonds - 23.30%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Refunding Series D 5.00% 7/1/32 (FSA)              8,500,000      8,727,374
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31                   500,000        510,395
  Virgin Islands Public Finance Authority
    Revenue Series A 6.125% 10/1/29 (ACA)              1,250,000      1,343,213
                                                                    -----------
                                                                     10,580,982
                                                                    -----------
Water & Sewer Revenue Bonds - 5.32%
  Phoenix Civic Improvement Corporation
    Wastewater Systems Revenue Junior Lien
    5.00% 7/1/24 (FGIC)                                1,590,000      1,641,818
    5.00% 7/1/26 (FGIC)                                  750,000        772,530
                                                                    -----------
                                                                      2,414,348
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $65,484,033)                             69,033,372
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 152.06%
  (cost $65,484,033)                                                $69,033,372
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 3.01%               1,365,531
LIQUIDATION VALUE OF PREFERRED STOCK - (55.07%)                     (25,000,000)
                                                                    -----------
NET ASSETS APPLICABLE TO 2,982,200
  COMMON SHARES OUTSTANDING - 100.00%                               $45,398,903
                                                                    -----------

Net Asset Value Per Common Share
($45,398,903 / 2,982,200 Shares)                                         $15.22
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                            $40,838,893
Undistributed net investment income                                     990,162
Accumulated net realized gain on investments                             45,981
Net unrealized appreciation of investments                            3,523,867
                                                                    -----------
Total net assets                                                    $45,398,903
                                                                    -----------

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

See accompanying notes

                      DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND
STATEMENTS            September 30, 2004 (Unaudited)
  OF NET ASSETS (CONTINUED)


                                                      Principal         Market
                                                        Amount          Value

MUNICIPAL BONDS - 150.09%
Airport Revenue Bonds - 2.79%
  Dade County Aviation Revenue
    Series 96B 5.60% 10/1/26 (MBIA)                   $1,000,000     $1,069,970
                                                                     ----------
                                                                      1,069,970
                                                                     ----------
Dedicated Tax & Fees Revenue Bonds - 24.67%
  Florida State Department of Transportation
    5.00% 7/1/31 (FGIC)                                1,525,000      1,552,481
  Jacksonville Sales Tax Revenue
    5.00% 10/1/30 (MBIA)                               1,500,000      1,534,380
  Jacksonville Transportation Revenue
    5.25% 10/1/29 (MBIA)                               2,000,000      2,084,980
  Miami Beach Resort Tax Revenue
    5.50% 10/1/16 (AMBAC)                              1,000,000      1,084,240
  Orange County Public Service Tax Revenue
    6.00% 10/1/24 (FGIC)                               3,000,000      3,190,919
                                                                     ----------
                                                                      9,447,000
                                                                     ----------
Higher Education Revenue Bonds - 7.68%
  Florida Agriculture & Mechanical University
    Revenue (Student Apartment Facility)
    5.625% 7/1/21 (MBIA)                               1,250,000      1,331,638
  Volusia County Educational Facilities
    Authority (Stetson University Project)
    Series A 5.50% 6/1/17 (MBIA)                       1,500,000      1,609,935
                                                                     ----------
                                                                      2,941,573
                                                                     ----------
Hospital Revenue Bonds - 21.57%
  Escambia County Health Facilities Authority
    (Florida Health Care Facilities -
    VHA Program) 5.95% 7/1/20 (AMBAC)                  3,075,000      3,169,433
  Lee County Memorial Health System
    Board of Directors 5.00% 4/1/20 (FSA)              1,000,000      1,050,040
  Orange County Health Facilities
    Authority Revenue
    (Adventist Health Systems)
    5.75% 11/15/25 (AMBAC)                             1,500,000      1,579,995
    (Orlando Regional Healthcare)
    Series A 6.25% 10/1/18 (MBIA)                      2,000,000      2,458,280
                                                                     ----------
                                                                      8,257,748
                                                                     ----------
Multifamily Housing Revenue Bonds - 22.87%
  Broward County Housing Finance Authority
    (St. Croix Apartments Project)
    Series A 5.45% 11/1/36 (FSA)(AMT)                  1,000,000      1,021,180
  Florida Housing Finance Agency
    (Homeowner Mortgage)
    Series 2 5.90% 7/1/29 (MBIA)(AMT)                    825,000        855,393
    (Leigh Meadows Apartments Section 8)
    Series N 6.30% 9/1/36 (AMBAC)(AMT)                 2,510,000      2,604,150
    (Woodbridge Apartments Project)
    Series L
    6.05% 12/1/16 (AMBAC)(AMT)                         1,120,000      1,174,018
    6.25% 6/1/36 (AMBAC)(AMT)                          1,500,000      1,558,050
  Volusia County Housing Finance Authority
    (San Marco Apartments)
    Series A 5.60% 1/1/44 (FSA)(AMT)                   1,500,000      1,543,245
                                                                     ----------
                                                                      8,756,036
                                                                     ----------
Municipal Lease Revenue Bonds - 23.93%
  Broward School Board
    Certificates of Participation
    Series A 5.25% 7/1/24 (FSA)                        1,000,000      1,061,660

                                                       Principal       Market
                                                        Amount         Value


MUNICIPAL BONDS (continued)
Municipal Lease Revenue Bonds (continued)
  Escambia County School Board Certificates
    of Participation Series 2
    5.50% 2/1/22 (MBIA)                               $5,000,000    $ 5,294,700
  Orange County School Board Certificates
    of Participation Series A
    5.00% 8/1/27 (MBIA)                                1,250,000      1,277,725
  Palm Beach County School Board
    Certificates of Participation
    Series D 5.00% 8/1/28 (FSA)                        1,500,000      1,529,310
                                                                    -----------
                                                                      9,163,395
                                                                    -----------
Ports & Harbors Revenue Bonds - 2.68%
  Florida Ports Financing Commission State
    Transportation Trust Fund
    5.375% 6/1/27 (MBIA)(AMT)                          1,000,000      1,024,550
                                                                    -----------
                                                                      1,024,550
                                                                    -----------
*Pre-Refunded Bonds - 22.01%
  Dade County School Board
    Certificates of Participation
    Series B 5.60% 8/1/17-06 (AMBAC)                   1,000,000      1,077,830
  Reedy Creek Improvement District
    (Florida Sports Complex)
    Series A 5.75% 6/1/13-05 (MBIA)                    2,300,000      2,364,308
  Sunrise Utility System Revenue
    Series A 5.75% 10/1/26-06 (AMBAC)                  2,500,000      2,715,700
  Tampa Utility Tax Improvement
    Series A 6.125% 10/1/19-09 (AMBAC)                 1,000,000      1,167,250
  Village Center Community Development
    District Recreational Revenue
    Series A 5.85% 11/1/16-06 (MBIA)                   1,000,000      1,100,820
                                                                    -----------
                                                                      8,425,908
                                                                    -----------
Public Power Revenue Bonds - 5.28%
  JEA Electric Systems Revenue
    Series 3-A 5.00% 10/1/34 (FSA)                     2,000,000      2,019,820
                                                                    -----------
                                                                      2,019,820
                                                                    -----------
State General Obligation Bonds - 6.00%
  Florida State Board of Education
    (Capital Outlay Public Education)
    Series C 6.00% 6/1/21 (FGIC)                       2,000,000      2,295,880
                                                                    -----------
                                                                      2,295,880
                                                                    -----------
Tax Increment/Special Assessment Bonds - 0.79%
  Julington Creek Plantation Community
    Development District Special
    Assessment 5.00% 5/1/29 (MBIA)                       295,000        300,868
                                                                    -----------
                                                                        300,868
                                                                    -----------
Water & Sewer Revenue Bonds - 9.82%
  Dade County Water & Sewer System
    Revenue 5.50% 10/1/25 (FGIC)                       1,100,000      1,150,643
  Indian River County Water & Sewer
    Revenue 5.50% 9/1/16 (FGIC)                        1,000,000      1,081,680
  Village Center Community Development
    District Florida Utility Revenue
    5.00% 10/1/36 (MBIA)                               1,500,000      1,528,380
                                                                    -----------
                                                                      3,760,703
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $53,720,549)                             57,463,451
                                                                    -----------

                      DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND STATEMENTS
  OF NET ASSETS (CONTINUED)



TOTAL MARKET VALUE OF SECURITIES - 150.09%
  (cost $53,720,549)                                               $ 57,463,451
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 2.15%                 823,231
LIQUIDATION VALUE OF PREFERRED STOCK - (52.24%)                     (20,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 2,422,200
  SHARES OUTSTANDING - 100.00%                                     $ 38,286,682
                                                                   ------------

Net Asset Value Per Common Share
  ($38,286,682 / 2,422,200 Shares)                                       $15.81
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Common stock, $0.01 par value, unlimited shares
  authorized to the Fund                                           $ 33,361,389
Undistributed net investment income                                     922,679
Accumulated net realized gain on investments                            259,712
Net unrealized appreciation of investments                            3,742,902
                                                                   ------------
Total net assets                                                   $ 38,286,682
                                                                   ------------

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
VHA - Veterans Health Administration

See accompanying notes

               DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.
STATEMENTS     September 30, 2004 (Unaudited)
  OF NET ASSETS (CONTINUED)




                                                       Principal      Market
                                                        Amount         Value

MUNICIPAL BONDS - 150.42%
Airport Revenue Bonds - 10.41%
  Denver City & County Airport Revenue
    Series E 5.25% 11/15/23 (MBIA)                    $7,500,000    $ 7,981,725
                                                                    -----------
                                                                      7,981,725
                                                                    -----------
City General Obligation Bonds - 2.67%
  Bowles Metropolitan District
    5.00% 12/1/33 (FSA)                                2,000,000      2,046,400
                                                                    -----------
                                                                      2,046,400
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 3.48%
  Colorado Health Facilities Authority
    Revenue (Porter Place) Series A
    6.00% 1/20/36 (GNMA)                               2,515,000      2,668,038
                                                                    -----------
                                                                      2,668,038
                                                                    -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 3.98%
  Denver Convention Center
    Series A 5.00% 12/1/33 (XLCA)                      3,000,000      3,049,440
                                                                    -----------
                                                                      3,049,440
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 11.30%
  Broomfield County Sales & Use Tax
    Revenue Refunding & Improvement
    Series A 5.00% 12/1/31 (AMBAC)                       650,000        662,838
  Denver City & County Excise Tax Revenue
    (Colorado Convention Center Project)
    Series A 5.00% 9/1/20 (FSA)                        6,500,000      6,919,835
  Golden Sales & Use Tax Revenue
    Improvement Series B
    5.10% 12/1/20 (AMBAC)                              1,000,000      1,076,830
                                                                    -----------
                                                                      8,659,503
                                                                    -----------
Higher Education Revenue Bonds - 32.64%
  Boulder County Development Revenue
    (University Corporation for Atmospheric
    Research) 5.00% 9/1/26 (MBIA)                      4,500,000      4,604,130
  Colorado Educational & Cultural
    Facilities Authority
    (Johnson & Wales University Project)
    Series A 5.00% 4/1/28 (XLCA)                       3,000,000      3,062,280
    (University of Colorado Foundation
    Project) 5.00% 7/1/27 (AMBAC)                      4,000,000      4,096,000
    (University of Denver Project)
    5.50% 3/1/21 (AMBAC)                               3,200,000      3,568,512
    (University of Northern Colorado)
    5.00% 7/1/31 (MBIA)                                2,500,000      2,539,175
  Colorado Springs Revenue (Colorado
    College Project) 5.375% 6/1/32 (MBIA)              5,000,000      5,314,549
  Colorado State University Systems
    Series B 5.00% 3/1/35 (AMBAC)                      1,800,000      1,833,732
                                                                    -----------
                                                                     25,018,378
                                                                    -----------
Hospital Revenue Bonds - 4.50%
  Colorado Health Facilities Authority
    (Boulder Community Hospital Project)
    Series B 5.875% 10/1/23 (MBIA)                     1,925,000      1,969,256
    (North Colorado Medical Center)
    5.95% 5/15/12 (MBIA)                               1,420,000      1,480,350
                                                                    -----------
                                                                      3,449,606
                                                                    -----------
Multifamily Housing Revenue Bonds - 5.78%
  Burlingame Multifamily Housing Revenue
    Series A 6.00% 11/1/29 (MBIA)                      2,290,000      2,419,980

                                                       Principal      Market
                                                        Amount         Value

MUNICIPAL BONDS (continued)
Multifamily Housing Revenue Bonds (continued)
  Snowmass Village Multifamily Housing
    Revenue (Essential-Function Housing)
    6.25% 12/15/16 (FSA)                              $2,000,000    $ 2,008,100
                                                                    -----------
                                                                      4,428,080
                                                                    -----------
Municipal Lease Revenue Bonds - 17.68%
  Arapahoe County Library District Certificates
    of Participation 5.70% 12/15/10 (MBIA)             2,000,000      2,153,340
  Aurora Certificates of Participation
    5.50% 12/1/30 (AMBAC)                              2,000,000      2,156,340
  Aurora Educational Development Revenue
    (Community College of Aurora
    Foundation) 6.00% 10/15/15 (Connie Lee)            1,500,000      1,517,760
  Broomfield City & County Certificates of
    Participation 5.75% 12/1/24 (AMBAC)                1,500,000      1,676,520
  Eagle County Certificates of Participation
    5.40% 12/1/18 (MBIA)                               1,000,000      1,104,260
  Lakewood Certificates of Participation
    5.375% 12/1/22 (AMBAC)                             2,000,000      2,183,860
  Westminster Building Authority Certificates
    of Participation 5.25% 12/1/22 (MBIA)              1,555,000      1,670,521
  Westminster Certificates of Participation
    (Ice Centre Project)
    5.40% 1/15/23 (AMBAC)                              1,000,000      1,085,850
                                                                    -----------
                                                                     13,548,451
                                                                    -----------
Parking Revenue Bonds - 3.50%
  Auraria Higher Education Center Parking
    Facilities System Revenue
    5.50% 4/1/26 (AMBAC)                               2,485,000      2,684,421
                                                                    -----------
                                                                      2,684,421
                                                                    -----------
Political Subdivision General Obligation Bonds - 8.22%
  Arapahoe County Water & Wastewater
    Public Improvement District Refunding
    Series A 5.125% 12/1/32 (MBIA)                     1,000,000      1,031,850
  G V R Metropolitan District
    5.75% 12/1/19 (AMBAC)                              1,000,000      1,129,450
  Pueblo County 5.80% 6/1/11 (MBIA)                    1,405,000      1,491,660
    Pueblo County (Library District Project)
    5.80% 11/1/19 (AMBAC)                              1,395,000      1,576,183
  Stonegate Village Metropolitan District
    Refunding & Improvement
    Series A 5.50% 12/1/21 (FSA)                       1,000,000      1,070,340
                                                                    -----------
                                                                      6,299,483
                                                                    -----------
*Pre-Refunded Bonds - 14.02%
  Archuleta & Hinsdale Counties School
    District #50JT 5.55% 12/1/20-10 (MBIA)             4,000,000      4,345,800
  Denver City & County Certificates of
    Participation Series B
    5.50% 12/1/25-06 (AMBAC)                           2,000,000      2,293,940
  El Paso County School District #20
    5.625% 12/15/16-06 (AMBAC)                         2,800,000      3,023,160
    5.625% 12/15/16-06 (MBIA)                          1,000,000      1,079,700
                                                                    -----------
                                                                     10,742,600
                                                                    -----------
School District General Obligation Bonds - 9.09%
  Adams & Arapahoe Counties School
    District #28J 5.00% 12/1/22 (FSA)                  2,000,000      2,110,480
    Adams County School District #1
    5.00% 12/1/16 (FSA)                                1,490,000      1,626,663

               DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)



                                                      Principal       Market
                                                        Amount        Value


MUNICIPAL BONDS (continued)
School District General Obligation Bonds (continued)
  Douglas County School District #Re-1
    (Douglas & Elbert Counties)
    5.00% 12/15/21 (MBIA)                             $1,000,000   $  1,046,400
  Larimer Weld & Boulder Counties School
    Districts #R-2J 5.00% 12/15/15 (FSA)               1,950,000      2,187,412
                                                                   ------------
                                                                      6,970,955
                                                                   ------------
Turnpike/Toll Road Revenue Bonds - 13.52%
  E-470 Public Highway Authority Series A
    5.75% 9/1/29 (MBIA)                                3,000,000      3,330,900
    5.75% 9/1/35 (MBIA)                                1,700,000      1,892,763
  Northwest Parkway Public Highway
    Authority Series A 5.25% 6/15/41 (FSA)             5,000,000      5,142,100
                                                                   ------------
                                                                     10,365,763
                                                                   ------------
Water & Sewer Revenue Bonds - 9.63%
  Colorado Water Resources & Power
    Development Authority Small Water
    Resources Revenue Series A
    5.80% 11/1/20 (FGIC)                               2,000,000      2,266,520
  Colorado Water Resources & Power
    Development Authority Water
    Resources Revenue (Parker Water &
    Sanitation District) 5.125% 9/1/34 (MBIA)          1,500,000      1,551,225
  Lafayette Water Revenue
    Series A 5.00% 12/1/27 (MBIA)                      1,100,000      1,131,218
  Ute Utility Water Conservancy District
    Water Revenue 5.75% 6/15/20 (MBIA)                 2,155,000      2,435,797
                                                                   ------------
                                                                      7,384,760
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $107,823,852)                           115,297,603
                                                                   ------------





TOTAL MARKET VALUE OF SECURITIES - 150.42%
  (COST $107,823,852)                                              $115,297,603
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.76%               1,351,104
LIQUIDATION VALUE OF PREFERRED STOCK - (52.18%)                     (40,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 4,837,100
  SHARES OUTSTANDING - 100.00%                                     $ 76,648,707
                                                                   ------------

Net Asset Value Per Common Share
  ($76,648,707 / 4,837,100 Shares)                                       $15.85
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                           $ 67,238,110
Undistributed net investment income                                   1,919,088
Accumulated net realized gain on investments                             17,756
Net unrealized appreciation of investments                            7,473,753
                                                                   ------------
Total net assets                                                   $ 76,648,707
                                                                   ------------

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance

See accompanying notes

                         DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
STATEMENTS               For the Six Months Ended September 30, 2004 (Unaudited)
  OF OPERATIONS

                                                                         Delaware         Delaware        Delaware
                                                                       Investments      Investments     Investments
                                                                        Minnesota        Minnesota       Minnesota
                                                                         Municipal       Municipal        Municipal
                                                                          Income          Income           Income
                                                                        Fund, Inc.     Fund II, Inc.   Fund III, Inc.
INVESTMENT INCOME:
  Interest                                                              $1,420,540      $ 4,316,826      $1,068,090
                                                                        ----------      -----------      ----------

EXPENSES:
  Management fees                                                          114,907          334,115          81,127
  Accounting and administration expenses                                    42,500           42,500          30,154
  Remarketing Agent fees                                                    26,457           75,216          19,354
  Transfer agent fees and expenses                                          21,370           29,455          12,455
  Legal and Professional fees                                               14,746           19,713          16,868
  Rating Agency fees                                                         9,000            6,000           9,000
  Reports and statements to shareholders                                     5,965           16,002             750
  Directors'/Trustees' Fees                                                  4,070            6,070           3,688
  Stock Exchange Fees                                                        1,278            3,476             845
  Custodian fees                                                               953            2,222             793
  Other                                                                      3,826            8,984           2,287
                                                                        ----------      -----------      ----------
                                                                           245,072          543,753         177,321
  Less expenses absorbed or waived                                          (5,780)          --                  --
  Less expenses paid indirectly                                               (871)          (2,017)           (677)
                                                                        ----------      -----------      ----------
  Total expenses                                                           238,421          541,736         176,644
                                                                        ----------      -----------      ----------

NET INVESTMENT INCOME                                                    1,182,119        3,775,090         891,446
                                                                        ----------      -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         249,021          203,300          64,477
  Net change in unrealized appreciation/depreciation of investments       (560,875)      (1,105,324)       (437,907)
                                                                        ----------      -----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (311,854)        (902,024)       (373,430)
                                                                        ----------      -----------      ----------

DIVIDENDS ON PREFERRED STOCK                                              (136,552)        (379,038)        (83,238)
                                                                        ----------      -----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $  733,713      $ 2,494,028      $  434,778
                                                                        ----------      -----------      ----------


See accompanying notes

                         DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
STATEMENTS               For the Six Months Ended September 30, 2004 (Unaudited)
  OF OPERATIONS (CONTINUED)

                                                                         Delaware        Delaware         Delaware
                                                                       Investments      Investments      Investments
                                                                         Arizona      Florida Insured  Colorado Insured
                                                                         Municipal       Municipal        Municipal
                                                                          Income           Income          Income
                                                                        Fund, Inc.         Fund           Fund, Inc.
INVESTMENT INCOME:
  Interest                                                              $1,702,643      $ 1,521,150      $ 2,873,885
                                                                        ----------      -----------      -----------

EXPENSES:
  Management fees                                                          138,789          115,906          229,646
  Accounting and administration expenses                                    42,500           42,500           42,500
  Remarketing Agent fees                                                    26,709           28,224           33,583
  Legal and Professional fees                                               17,159           15,114           20,620
  Transfer agent fees and expenses                                          15,226           12,788           27,844
  Rating Agency fees                                                         6,265            5,846            5,383
  Directors'/Trustees' Fees                                                  3,918            4,614            4,796
  Reports and statements to shareholders                                     3,697            3,946            9,600
  Custodian fees                                                             1,824            1,286            1,861
  Stock Exchange Fees                                                        1,570            1,619            3,547
  Other                                                                      4,471            2,177            2,528
                                                                        ----------      -----------      -----------
                                                                           262,128          234,020          381,908
  Less expenses paid indirectly                                             (1,374)          (1,109)          (1,538)
                                                                        ----------      -----------      -----------
  Total expenses                                                           260,754          232,911          380,370
                                                                        ----------      -----------      -----------

NET INVESTMENT INCOME                                                    1,441,889        1,288,239        2,493,515
                                                                        ----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          18,080          259,712           13,768
  Net change in unrealized appreciation/depreciation of investments       (801,804)      (1,153,374)      (1,111,161)
                                                                        ----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (783,724)        (893,662)      (1,097,393)
                                                                        ----------      -----------      -----------

DIVIDENDS ON PREFERRED STOCK                                              (143,860)        (116,236)        (255,696)
                                                                        ----------      -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $  514,305      $   278,341      $ 1,140,426
                                                                        ----------      -----------      -----------


See accompanying notes

STATEMENTS
   OF CHANGES IN NET ASSETS

                                                               DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS

                                                                    Delaware                       Delaware
                                                             Investments Minnesota          Investments Minnesota
                                                                Municipal Income              Municipal Income
                                                                    Fund, Inc.                   Fund II, Inc.

                                                            Six Months       Year         Six Months         Year
                                                              Ended          Ended          Ended            Ended
                                                             9/30/04        3/31/04         9/30/04         3/31/04
                                                           (Unaudited)                    (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $ 1,182,119    $ 2,592,109    $  3,775,090    $  7,924,672
  Net realized gain on investments                             249,021        650,891         203,300       1,299,317
  Net change in unrealized
    appreciation/depreciation of investments                  (560,875)      (316,556)     (1,105,324)        221,686
  Dividends on preferred stock                                (136,552)      (262,664)       (379,038)       (595,374)
                                                           -----------    -----------    ------------    ------------
  Net increase in net assets resulting from operations         733,713      2,663,780       2,494,028       8,850,301
                                                           -----------    -----------    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                     (1,284,377)    (2,432,531)     (3,807,405)     (7,234,070)
  Net realized gain on investments                                  --     (1,375,191)             --              --
                                                           -----------    -----------    ------------    ------------
                                                            (1,284,377)    (3,807,722)     (3,807,405)     (7,234,070)
                                                           -----------    -----------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                         (550,664)    (1,143,942)     (1,313,377)      1,616,231

NET ASSETS:
  Beginning of period                                       38,978,454     40,122,396     110,827,846     109,211,615
                                                           -----------    -----------    ------------    ------------
  End of period                                            $38,427,790    $38,978,454    $109,514,469    $110,827,846
                                                           -----------    -----------    ------------    ------------

Undistributed net investment income                        $   601,048    $   805,302    $  2,951,972    $  3,358,447
                                                           -----------    -----------    ------------    ------------

                                                                  Delaware
                                                             Investments Minnesota
                                                               Municipal Income
                                                                 Fund III, Inc.

                                                            Six Months        Year
                                                              Ended          Ended
                                                             9/30/04        3/31/04
                                                           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $   891,446    $ 1,898,759
  Net realized gain on investments                              64,477        562,903
  Net change in unrealized
    appreciation/depreciation of investments                  (437,907)      (350,631)
  Dividends on preferred stock                                 (83,238)      (152,709)
                                                           -----------    -----------
  Net increase in net assets resulting from operations         434,778      1,958,322
                                                           -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                       (881,856)    (1,616,736)
  Net realized gain on investments                                  --             --
                                                           -----------    -----------
                                                              (881,856)    (1,616,736)
                                                           -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS                         (447,078)       341,586

NET ASSETS:
  Beginning of period                                       26,601,180     26,259,594
                                                           -----------    -----------
  End of period                                            $26,154,102    $26,601,180
                                                           -----------    -----------

Undistributed net investment income                        $   683,427    $   758,251
                                                           -----------    -----------

                                                                      Delaware                    Delaware
                                                               Investments Arizona           Investments Florida
                                                                Municipal Income               Insured Municipal
                                                                    Fund, Inc.                 Income Fund, Inc.

                                                            Six Months       Year         Six Months         Year
                                                               Ended         Ended         Ended            Ended
                                                             9/30/04         3/31/04       9/30/04         3/31/04
                                                           (Unaudited)                    (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $ 1,441,889    $ 3,042,361    $ 1,288,239     $ 2,634,312
  Net realized gain on investments                              18,080        315,397        259,712          52,390
  Net change in unrealized
    appreciation/depreciation of investments                  (801,804)       501,711     (1,153,374)       (362,616)
  Dividends on preferred stock                                (143,860)      (271,690)      (116,236)       (209,938)
                                                           -----------    -----------    -----------     -----------
  Net increase in net assets resulting from operations         514,305      3,587,779        278,341       2,114,148
                                                           -----------    -----------    -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                     (1,431,456)    (2,862,912)    (1,235,322)     (2,410,089)
  Net realized gain on investments                            (113,324)      (462,241)            --        (111,421)
                                                           -----------    -----------    -----------     -----------
                                                            (1,544,780)    (3,325,153)    (1,235,322)     (2,521,510)
                                                           -----------    -----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS                       (1,030,475)       262,626       (956,981)       (407,362)

NET ASSETS:
  Beginning of period                                       46,429,378     46,166,752     39,243,663      39,651,025
                                                           -----------    -----------    -----------     -----------
  End of period                                            $45,398,903    $46,429,378    $38,286,682     $39,243,663
                                                           -----------    -----------    -----------     -----------

Undistributed net investment income                        $   990,162    $ 1,126,683    $   922,679     $   985,998
                                                           -----------    -----------    -----------     -----------

                                                                  Delaware
                                                             Investments Colorado
                                                               Insured Municipal
                                                               Income Fund, Inc.

                                                            Six Months        Year
                                                              Ended          Ended
                                                             9/30/04        3/31/04
                                                           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $ 2,493,515    $ 5,047,366
  Net realized gain on investments                              13,768        223,885
  Net change in unrealized
    appreciation/depreciation of investments                (1,111,161)     1,336,193
  Dividends on preferred stock                                (255,696)      (435,224)
                                                           -----------    -----------
  Net increase in net assets resulting from operations       1,140,426      6,172,220
                                                           -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                     (2,321,808)    (4,643,616)
  Net realized gain on investments                             (72,557)      (614,312)
                                                           -----------    -----------
                                                            (2,394,365)    (5,257,928)
                                                           -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS                       (1,253,939)       914,292

NET ASSETS:
  Beginning of period                                       77,902,646     76,988,354
                                                           -----------    -----------
  End of period                                            $76,648,707    $77,902,646
                                                           -----------    -----------

Undistributed net investment income                        $ 1,919,088    $ 2,003,077
                                                           -----------    -----------


See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Investments Minnesota Municipal Income Fund, Inc.
                                                             Six Months
                                                               Ended                             Year Ended
                                                             9/30/04(6)     3/31/04     3/31/03   3/31/02(1)     3/31/01   3/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 15.020     $ 15.460    $ 14.640   $ 14.790      $ 14.060   $ 15.380

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.456        0.999       1.119      1.191         1.155      1.180
Net realized and unrealized gain (loss) on investments          (0.118)       0.130       0.758     (0.323)        0.732     (1.256)
Dividends on preferred stock from:
  Net investment income                                         (0.053)      (0.054)     (0.094)    (0.178)       (0.317)    (0.272)
  Net realized gain on investments                                  --       (0.047)     (0.008)        --            --     (0.014)
                                                              --------     --------    --------   --------      --------   --------
Total dividends on preferred stock                              (0.053)      (0.101)     (0.102)    (0.178)       (0.317)    (0.286)
                                                              --------     --------    --------   --------      --------   --------
Total from investment operations                                 0.285        1.028       1.775      0.690         1.570     (0.362)
                                                              --------     --------    --------   --------      --------   --------

LESS DIVIDENDS AND DISTRIBUTIONS TO
 COMMON SHAREHOLDERS FROM:
Net investment income                                           (0.495)      (0.938)     (0.890)    (0.840)       (0.840)    (0.907)
Net realized gain on investments                                    --       (0.530)     (0.065)        --            --     (0.051)
                                                              --------     --------    --------   --------      --------   --------
Total dividends and distributions                               (0.495)      (1.468)     (0.955)    (0.840)       (0.840)    (0.958)
                                                              --------     --------    --------   --------      --------   --------

NET ASSET VALUE, END OF PERIOD                                $ 14.810     $ 15.020    $ 15.460   $ 14.640      $ 14.790   $ 14.060
                                                              --------     --------    --------   --------      --------   --------

MARKET VALUE, END OF PERIOD                                   $ 16.240     $ 16.600    $ 16.000   $ 14.450      $ 14.300   $ 13.563
                                                              --------     --------    --------   --------      --------   --------

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                     1.09%       13.86%      17.74%      7.00%        12.09%    (12.39%)
Net asset value                                                  1.89%        6.62%      12.29%      4.81%        11.83%     (2.56%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
 (000 omitted)                                                $ 38,428     $ 38,978    $ 40,122   $ 37,996      $ 33,386    $36,488
Ratio of expenses to average net assets applicable to
  common shares(3)                                               1.27%        1.20%       1.21%      1.13%         1.23%      1.36%
Ratio of expenses to average net assets applicable to
  common shares prior to expense limitation and expenses
  paid indirectly                                                1.30%        1.20%       1.21%      1.31%         1.23%      1.36%
Ratio of net investment income to average net assets
  applicable to common shares(3)                                 6.45%        6.57%       7.35%      8.00%         8.22%      8.05%
Ratio of net investment income to average net assets
  applicable to common shares prior to expenses limitation
  and expenses paid indirectly                                   6.42%        6.57%       7.35%      8.00%         8.22%      8.05%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to preferred
  shares(4)                                                      5.72%        5.90%       6.68%      6.84%         6.00%      6.17%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred
  shares prior to expense limitation and expenses paid
  indirectly                                                     5.69%        5.90%       6.68%      6.84%         6.00%      6.17%
Portfolio turnover                                                 18%          50%         38%        15%            6%        12%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $ 20,000     $ 20,000    $ 20,000   $ 20,000      $ 20,000   $ 20,000
Net asset coverage per share of preferred shares, end
  of period                                                   $146,069     $147,445    $150,306   $144,989      $145,964   $141,221
Liquidation value per share of preferred shares(5)            $ 50,000     $ 50,000    $ 50,000   $ 50,000      $ 50,000   $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.006, a decrease in net realized and unrealized gain (loss) per share of $0.006, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return reflects a waiver and payment of fees by the manager and distributors, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) Ratios and portfolio turnover have been annualized and total return has not been annualized.

The average shares outstanding method has been applied for per share information for the six months ended 9/30/04 and the year ended 3/31/04.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Investments Minnesota Municipal Income Fund II, Inc.
                                                             Six Months
                                                                Ended                            Year Ended
                                                              9/30/04(6)    3/31/04     3/31/03  3/31/02(1)     3/31/01     3/31/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 15.280     $ 15.060    $ 14.280   $ 14.450      $ 13.590   $ 14.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.521        1.093       1.143      1.163         1.168      1.176
Net realized and unrealized gain (loss) on investments          (0.124)       0.207       0.689     (0.313)        0.850     (1.411)
Dividends on preferred stock from:
   Net investment income                                        (0.052)      (0.082)     (0.112)    (0.182)       (0.340)    (0.307)
                                                              --------     --------    --------   --------      --------   --------
Total dividends on preferred stock                              (0.052)      (0.082)     (0.112)    (0.182)       (0.340)    (0.307)
                                                              --------     --------    --------   --------      --------   --------
Total from investment operations                                 0.345        1.218       1.720      0.668         1.678     (0.542)
                                                              --------     --------    --------   --------      --------   --------

LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                           (0.525)      (0.998)     (0.940)    (0.838)       (0.818)    (0.818)
                                                              --------     --------    --------   --------      --------   --------
Total dividends                                                 (0.525)      (0.998)     (0.940)    (0.838)       (0.818)    (0.818)
                                                              --------     --------    --------   --------      --------   --------

NET ASSET VALUE, END OF PERIOD                                $ 15.100      $15.280    $ 15.060   $ 14.280      $ 14.450   $ 13.590
                                                              --------     --------    --------   --------      --------   --------

MARKET VALUE, END OF PERIOD                                   $ 16.150      $16.800    $ 15.300   $ 14.050      $ 14.080   $ 12.438
                                                              --------     --------    --------   --------      --------   --------

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                    (0.58%)      16.87%      15.84%      5.75%        20.37%    (12.28%)
Net asset value                                                  2.21%        7.99%      12.19%      4.73%        13.06%     (3.43%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $109,514     $110,828    $109,212   $103,573      $104,775   $ 98,574
Ratio of expenses to average net assets applicable to
  common shares(3)                                               1.01%        0.93%       1.03%      1.06%         1.01%      0.99%
Ratio of net investment income to average net assets
  applicable to common shares(3)                                 7.03%        7.23%       7.74%      8.03%         8.42%      8.44%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to preferred
  shares(4)                                                      6.33%        6.69%       6.99%      6.79%         5.96%      6.24%
Portfolio turnover                                                 23%          34%         22%         7%            3%         4%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)            $60,000     $ 60,000    $ 60,000   $ 60,000      $ 60,000   $ 60,000
Net asset coverage per share of preferred shares, end of
  period                                                      $141,262     $142,357    $141,010   $136,311      $137,312   $132,145
Liquidation value per share of preferred shares(5)            $ 50,000     $ 50,000    $ 50,000   $ 50,000      $ 50,000   $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) Ratios and portfolio turnover have been annualized and total return has not been annualized. The average shares outstanding method has been applied for per share information for the six months ended 9/30/04 and the year ended 3/31/04.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Investments Minnesota Municipal Income Fund III, Inc.
                                                             Six Months
                                                                Ended                            Year Ended
                                                             9/30/04(6)     3/31/04     3/31/03  3/31/02(1)      3/31/01    3/31/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 14.480     $ 14.290    $ 13.230   $ 13.420      $ 12.560   $ 13.970

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.485        1.034       1.084      1.064         1.065      1.075
Net realized and unrealized gain (loss) on investments          (0.200)       0.119       0.918     (0.306)        0.889     (1.425)
Dividends on preferred stock from:
   Net investment income                                        (0.045)      (0.083)     (0.112)    (0.183)       (0.336)    (0.302)
                                                              --------     --------    --------   --------      --------   --------
Total dividends on preferred stock                              (0.045)      (0.083)     (0.112)    (0.183)       (0.336)    (0.302)
                                                              --------     --------    --------   --------      --------   --------
Total from investment operations                                 0.240        1.070       1.890      0.575         1.618     (0.652)
                                                              --------     --------    --------   --------      --------   --------

LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                           (0.480)      (0.880)     (0.830)    (0.765)       (0.758)    (0.758)
                                                              --------     --------    --------   --------      --------   --------
Total dividends                                                 (0.480)      (0.880)     (0.830)    (0.765)       (0.758)    (0.758)
                                                              --------     --------    --------   --------      --------   --------

NET ASSET VALUE, END OF PERIOD                                $ 14.240     $ 14.480    $ 14.290   $ 13.230      $ 13.420   $ 12.560
                                                              --------     --------    --------   --------      --------   --------

MARKET VALUE, END OF PERIOD                                   $ 15.500     $ 16.160    $ 14.800    $13.000      $ 13.000   $ 11.750
                                                              --------     --------    --------   --------      --------   --------

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                    (0.85%)      15.76%      20.72%      5.93%        17.57%    (11.70%)
Net asset value                                                  1.66%        7.43%      14.53%      4.43%        13.54%     (4.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $ 26,154     $ 26,601    $ 26,260   $ 24,306      $ 24,659   $ 23,075
Ratio of expenses to average net assets applicable to
  common shares(3)                                               1.38%        1.23%       1.32%      1.49%         1.42%      1.33%
Ratio of net investment income to average net assets
applicable to common shares(3)                                   6.95%        7.20%       7.80%      7.88%         8.30%      8.33%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred
  shares(4)                                                      6.31%        6.62%       6.99%      6.56%         5.68%      5.99%
Portfolio turnover                                                 13%         41%          23%         5%            5%        16%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $ 15,000     $ 15,000    $ 15,000   $ 15,000      $ 15,000   $ 15,000
Net asset coverage per share of preferred shares, end of
  period                                                      $137,180     $138,670    $137,532   $131,007      $132,197   $126,916
Liquidation value per share of preferred shares(5)            $ 50,000     $ 50,000    $ 50,000   $ 50,000      $ 50,000   $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) Ratios and portfolio turnover have been annualized and total return has not been annualized.

The average shares outstanding method has been applied for per share information for the six months ended 9/30/04 and the year ended 3/31/04.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Investments Arizona Municipal Income Fund, Inc.
                                                             Six Months
                                                                Ended                            Year Ended
                                                             9/30/04(6)     3/31/04     3/31/03  3/31/02(1)     3/31/01     3/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 15.570     $ 15.480    $ 14.650   $ 14.970      $ 14.000   $ 15.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.483        1.020       1.067      1.113         1.124      1.115
Net realized and unrealized gain (loss) on investments          (0.267)       0.276       0.988     (0.257)        0.965     (1.333)
Dividends on preferred stock from:
   Net investment income                                        (0.048)      (0.075)     (0.103)    (0.164)       (0.346)    (0.299)
   Net realized gain on investments                                 --       (0.016)     (0.018)    (0.051)           --         --
                                                              --------     --------    --------   --------      --------   --------
Total dividends on preferred stock                              (0.048)      (0.091)     (0.121)    (0.215)       (0.346)    (0.299)
                                                              --------     --------    --------   --------      --------   --------
Total from investment operations                                 0.168        1.205       1.934      0.641         1.743     (0.517)
                                                              --------     --------    --------   --------      --------   --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
  FROM:
  Net investment income                                         (0.480)      (0.960)     (0.940)    (0.817)       (0.773)    (0.773)
  Net realized gain on investments                              (0.038)      (0.155)     (0.164)    (0.144)           --         --
                                                              --------     --------    --------   --------      --------   --------
Total dividends and distributions                               (0.518)      (1.115)     (1.104)    (0.961)       (0.773)    (0.773)
                                                              --------     --------    --------   --------      --------   --------

NET ASSET VALUE, END OF PERIOD                                $ 15.220     $ 15.570    $ 15.480   $ 14.650      $ 14.970   $ 14.000
                                                              --------     --------    --------   --------      --------   --------

MARKET VALUE, END OF PERIOD                                   $ 15.240     $ 16.560    $ 15.490   $ 14.750      $ 14.250   $ 12.625
                                                              --------     --------    --------   --------      --------   --------

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                    (4.71%)      14.64%      12.74%     10.22%        19.28%    (11.65%)
Net asset value                                                  1.22%        7.86%      13.44%      4.21%        13.00%     (3.10%)

Ratios and supplemental data:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $ 45,399     $ 46,429    $ 46,167   $ 43,703      $ 44,637   $ 41,758
Ratio of expenses to average net assets applicable to
  common shares(3)                                               1.17%        1.05%       1.16%      1.19%         1.18%      1.21%
Ratio of net investment income to average net assets
applicable to common shares(3)                                   6.46%        6.63%       6.96%      7.41%         7.86%      7.84%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred
  shares(4)                                                      5.82%        6.04%       6.18%      5.99%         5.44%      5.74%
Portfolio turnover                                                 11%          30%         24%        43%           24%        41%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $ 25,000     $ 25,000    $ 25,000   $ 25,000      $ 25,000   $ 25,000
Net asset coverage per share of preferred shares, end of
  period                                                      $140,798     $142,858    $142,334   $137,405      $139,274   $133,516
Liquidation value per share of preferred shares(5)            $ 50,000     $ 50,000    $ 50,000   $ 50,000      $ 50,000   $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) Ratios and portfolio turnover have been annualized and total return has not been annualized.

The average shares outstanding method has been applied for per share information for the six months ended 9/30/04 and the year ended 3/31/04.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Investments Florida Insured Municipal Income Fund
                                                             Six Months
                                                               Ended                             Year Ended
                                                             9/30/04(6)     3/31/04     3/31/03  3/31/02(1)      3/31/01    3/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 16.200     $ 16.370    $ 15.150   $ 15.400      $ 14.340   $ 15.670

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.532        1.088       1.084      1.071         1.087      1.092
Net realized and unrealized gain (loss) on investments          (0.364)      (0.130)      1.186     (0.337)        1.068     (1.368)
Dividends on preferred stock from:
   Net investment income                                        (0.048)      (0.082)     (0.109)    (0.179)       (0.337)    (0.296)
   Net realized gain on investments                                 --       (0.005)         --         --            --         --
                                                              --------     --------    --------   --------      --------   --------
Total dividends on preferred stock                              (0.048)      (0.087)     (0.109)    (0.179)       (0.337)    (0.296)
                                                              --------     --------    --------   --------      --------   --------
Total from investment operations                                 0.120        0.871       2.161      0.555         1.818     (0.572)
                                                              --------     --------    --------   --------      --------   --------

LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                           (0.510)      (0.995)     (0.941)    (0.805)       (0.758)    (0.758)
Net realized gain on investments                                    --       (0.046)         --         --            --         --
                                                              --------     --------    --------   --------      --------   --------
Total dividends                                                 (0.510)      (1.041)     (0.941)    (0.805)       (0.758)    (0.758)
                                                              --------     --------    --------   --------      --------   --------

NET ASSET VALUE, END OF PERIOD                                $ 15.810     $ 16.200    $ 16.370   $ 15.150      $ 15.400   $ 14.340
                                                              --------     --------    --------   --------      --------   --------

MARKET VALUE, END OF PERIOD                                   $ 15.630     $ 16.650    $ 15.050   $ 14.020      $ 13.180   $ 11.750
                                                              --------     --------    --------   --------      --------   --------

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                    (2.93%)      18.04%      14.17%     12.63%        19.06%    (15.57%)
Net asset value                                                  0.92%        5.59%      14.92%      4.16%        13.99%     (3.01%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $ 38,287     $ 39,244    $ 39,651   $ 36,696      $ 37,300   $ 34,730
Ratio of expenses to average net assets applicable to
  common shares(3)                                               1.22%        1.11%       1.18%      1.34%         1.32%      1.31%
Ratio of net investment income to average net assets
  applicable to common shares(3)                                 5.55%        6.70%       6.81%      6.95%         7.38%      7.50%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred
  shares(4)                                                      4.93%        6.16%       6.13%      5.79%         5.10%      5.47%
Portfolio turnover                                                 10%           3%         13%        13%            8%         6%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $ 20,000     $ 20,000    $ 20,000   $ 20,000      $ 20,000   $ 20,000
Net asset coverage per share of preferred shares, end of
  period                                                      $145,717     $148,110    $149,128   $141,740      $143,249   $136,825
Liquidation value per share of preferred shares(5)            $ 50,000     $ 50,000    $ 50,000   $ 50,000      $ 50,000   $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the period ended March 31, 2002. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) Ratios and portfolio turnover have been annualized and total return has not been annualized.

The average shares outstanding method has been applied for per share information for the six months ended 9/30/04 and the year ended 3/31/04.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Delaware Investments Colorado Insured Municipal Income Fund, Inc.
                                                              Six Months
                                                                Ended                            Year Ended
                                                              9/30/04(6)    3/31/04     3/31/03  3/31/02(1)      3/31/01    3/31/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 16.110     $ 15.920    $ 14.780   $ 15.260      $ 13.870   $ 15.220

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.515        1.043       1.068      1.094         1.105      1.099
Net realized and unrealized gain (loss) on investments          (0.227)       0.324       1.324     (0.401)        1.373     (1.417)
Dividends on preferred stock from:
  Net investment income                                         (0.053)      (0.077)     (0.098)    (0.172)       (0.342)    (0.297)
  Net realized gain on investments                                  --       (0.013)     (0.023)    (0.051)           --         --
                                                              --------     --------    --------   --------      --------   --------
Total dividends on preferred stock                              (0.053)      (0.090)     (0.121)    (0.223)       (0.342)    (0.297)
                                                              --------     --------    --------   --------      --------   --------
Total from investment operations                                 0.235        1.277       2.271      0.470         2.136     (0.615)
                                                              --------     --------    --------   --------      --------   --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
  FROM:
Net investment income                                           (0.480)      (0.960)     (0.940)    (0.818)       (0.746)    (0.735)
Net realized gain on investments                                (0.015)      (0.127)     (0.191)    (0.132)           --         --
                                                              --------     --------    --------   --------      --------   --------
Total dividends and distributions                               (0.495)      (1.087)     (1.131)    (0.950)       (0.746)    (0.735)
                                                              --------     --------    --------   --------      --------   --------

NET ASSET VALUE, END OF PERIOD                                $ 15.850     $ 16.110    $ 15.920   $ 14.780      $ 15.260   $ 13.870
                                                              --------     --------    --------   --------      --------   --------

MARKET VALUE, END OF PERIOD                                   $ 17.080     $ 16.960    $ 16.650   $ 14.700      $ 14.560   $ 12.563
                                                              --------     --------    --------   --------      --------   --------

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                     3.85%        8.76%      21.31%      7.52%        22.42%    (11.05%)
Net asset value                                                  1.46%        8.05%      15.37%      3.15%        16.21%     (3.62%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $ 76,649      $77,903    $ 76,988   $ 71,506      $ 73,817   $ 67,093
Ratio of expenses to average net assets applicable to
  common shares(3)                                               1.01%        1.01%       1.05%      1.01%         1.06%      1.08%
Ratio of net investment income to average net assets
applicable to common shares(3)                                   5.63%        6.54%       6.83%      7.18%         7.68%      7.84%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred
  shares(4)                                                      4.95%        5.98%       6.08%      5.71%         5.31%      5.72%
Portfolio turnover                                                  2%          13%         14%        37%           56%        37%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $4 0,000     $ 40,000    $ 40,000   $ 40,000      $ 40,000   $ 40,000
Net asset coverage per share of preferred shares, end of
  period                                                      $145,811     $147,379    $146,235   $139,382      $142,272   $133,867
Liquidation value per share of preferred shares(5)            $ 50,000     $ 50,000    $ 50,000   $ 50,000      $ 50,000   $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the period ended March 31, 2002. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) Ratios and portfolio turnover have been annualized and total return has not been annualized.

The average shares outstanding method has been applied for per share information for the six months ended 9/30/04 and the year ended 3/31/04.

See accompanying notes

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
NOTES                       September 30, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS

Delaware Investments Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal Fund"); Delaware Investments Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal Fund II"); Delaware Investments Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal Fund III"); Delaware Investments Arizona Municipal Income Fund, Inc. ("Arizona Municipal Fund"), and Delaware Investments Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal Fund") are organized as Minnesota corporations and Delaware Investments Florida Insured Municipal Income Fund ("Florida Insured Municipal Fund") is organized as a Massachusetts Business Trust (each referred to as a "Fund" and collectively as the "Funds"). The Minnesota Municipal Fund II, Florida Insured Municipal Fund and Arizona Municipal Fund are diversified closed-end management investment companies and Minnesota Municipal Fund, Minnesota Municipal Fund III and Colorado Insured Municipal Fund are non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds' shares trade on the American Stock Exchange.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Florida Insured Municipal Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees/Directors.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid for December 31 of the prior year.

Expenses Paid Indirectly - The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangement is included in the custodian fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of this expense for the six months ended September 30, 2004, were as follows:

                                       Minnesota   Minnesota   Minnesota     Arizona    Florida Insured    Colorado Insured
                                       Municipal   Municipal   Municipal    Municipal      Municipal          Municipal
                                        Fund I      Fund II    Fund III       Fund           Fund              Fund
                                       ---------   ---------   ---------    ---------   ---------------    ----------------
Earnings Credits                         $871       $2,017       $677        $1,374         $1,109              $1,538

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average daily net assets of each Fund, including assets attributable to any preferred stock that may be outstanding.

As of September 1, 2004, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Minnesota Municipal Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.72% of average daily net assets of the Fund, including assets attributable to any preferred stock that may be outstanding, through March 31, 2005.

The Funds have engaged Delaware Service Company, Inc., (DSC), an affiliate of DMC, to provide accounting and administration services which are based on average net assets and paid on a monthly basis, subject to certain minimums.

NOTES                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At September 30, 2004, the Funds had liabilities payable to affiliates as follows:

                                                Minnesota    Minnesota   Minnesota     Arizona    Florida Insured  Colorado Insured
                                                Municipal    Municipal   Municipal    Municipal      Municipal        Municipal
                                                 Fund I       Fund II     Fund III      Fund           Fund             Fund
                                                ---------    ---------   ---------    ---------   ---------------  ----------------
Investment management fee payable to DMC         $19,464      $56,454     $13,708      $23,453        $19,443          $38,857
Dividend disbursing, transfer agent,
  accounting and administration fees
  and other expenses payable to DSC                7,965        9,598       5,641        8,122          7,976           47,720
Other expenses payable to DMC and affiliates*      5,118       10,509       3,026        3,865          2,637            5,561

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal service expenses, including in-house legal services provided to the Funds by DMC employees. For the six months ended September 30, 2004, the Delaware Investments Minnesota Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Delaware Investments Minnesota Municipal Income Fund III, Delaware Investments Arizona Municipal Income Fund, Delaware Investments Florida Insured Municipal Income Fund, and Delaware Investments Colorado Insured Municipal Income Fund had costs of $150, $500, $168, $229, $179, and $428, respectively.

During the six months ended September 30, 2004 Robert Collins was appointed as a co-portfolio manager for the Funds, and he worked with the existing portfolio managers in making day to day investment decisions for the Funds. Certain officers of DMC and DSC are officers, and/or directors/trustees of the Funds. These officers and directors/trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended September 30, 2004 the Funds made purchases and sales of investment securities as follows:

                                          Minnesota    Minnesota     Minnesota    Arizona     Florida Insured    Colorado Insured
                                          Municipal    Municipal     Municipal   Municipal       Municipal          Municipal
                                           Fund I       Fund II      Fund III       Fund           Fund                Fund
                                         ----------   -----------   -----------  ----------   ---------------    ----------------
Purchases                                $5,065,817   $18,505,363   $2,663,654   $4,222,002     $2,870,721          $1,482,840
Sales                                     5,632,145    19,751,500    2,890,000    3,753,052      2,717,114           1,010,000

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                          Minnesota    Minnesota      Minnesota     Arizona     Florida Insured  Colorado Insured
                                          Municipal    Municipal      Municipal    Municipal       Municipal        Municipal
                                           Fund I       Fund II       Fund III       Fund           Fund              Fund
                                         -----------  ------------   -----------  -----------   ---------------  ----------------
Cost of investments                      $55,858,033  $159,850,644   $38,711,216  $65,487,993     $53,720,549      $107,824,947
                                         -----------  ------------   -----------  -----------     -----------      ------------
Aggregate unrealized appreciation        $ 2,485,340  $  7,844,793   $ 2,131,536  $ 3,657,483     $ 3,742,903      $  7,553,004
Aggregate unrealized depreciation           (103,799)     (368,787)      (42,842)    (112,104)             --           (80,348)
                                         -----------  ------------   -----------  -----------     -----------      ------------
Net unrealized appreciation              $ 2,381,541  $  7,476,006   $ 2,088,694  $ 3,545,379     $ 3,742,903      $  7,472,656
                                         -----------  ------------   -----------  -----------     -----------      ------------

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Tax information for the six months ended September 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end. The tax character of dividends and distributions paid during the six months ended September 30, 2004, and the year ended March 31, 2004, were as follows:

                                                       Minnesota Municipal Fund    Minnesota Municipal Fund II
                                                       -------------------------   ---------------------------
                                                         9/30/04       3/31/04      9/30/04          3/31/04
Tax-exempt income                                      $1,420,929     $2,538,026   $4,186,443       $7,775,641
Ordinary income                                                --        122,453           --           53,803
Long-term capital gain                                         --      1,409,907           --               --
                                                       ----------     ----------   ----------       ----------
Total                                                  $1,420,929     $4,070,386   $4,186,443       $7,829,444
                                                       ---------      ----------   ----------       ----------

                                                      Minnesota Municipal Fund III   Arizona Municipal Fund
                                                      ----------------------------   ----------------------
                                                         9/30/04        3/31/04     9/30/04          3/31/04
Tax-exempt income                                        $965,094     $1,750,401   $1,575,316       $3,072,779
Ordinary Income                                                --         19,044       77,537          178,072
Long-term capital gain                                         --             --       35,787          345,992
                                                         --------     ----------   ----------       ----------
Total                                                    $965,094     $1,769,445   $1,688,640       $3,596,843
                                                         --------     ----------   ----------       ----------

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

                                              Florida Insured Municipal Fund      Colorado Insured Municipal Fund
                                             --------------------------------     -------------------------------
                                               9/30/04               3/31/04        9/30/04              3/31/04
Tax-exempt income                            $1,351,558            $2,608,022     $2,577,504           $5,016,217
Ordinary Income                                      --                    --         14,511               63,831
Long-term capital gain                               --               123,426         58,046              613,104
                                             ----------            ----------     ----------           ----------
Total                                        $1,351,558            $2,731,448     $2,650,061           $5,693,152
                                             ----------            ----------     ----------           ----------

As of September 30, 2004, the components of net assets on a tax basis were as follows:

                                           Minnesota Municipal Fund   Minnesota Municipal Fund II  Minnesota Municipal Fund III
                                           ------------------------   ---------------------------  ----------------------------
Paid in capital                                  $35,426,619                 $99,710,000                  $23,985,129
Undistributed tax-exempt income                      601,048                   2,951,972                      683,427
Undistributed long-term gains (loss)                  18,582                          --                           --
Capital loss carry forward                                --                    (623,509)                    (603,148)
Unrealized appreciation (depreciation)             2,381,541                   7,476,006                    2,088,694
                                                 -----------                ------------                  -----------
Net assets                                       $38,427,790                $109,514,469                  $26,154,102
                                                 -----------                ------------                  -----------

                                           Arizona Municipal Fund  Florida Insured Municipal Fund  Colorado Insured Municipal Fund
                                           ----------------------  ------------------------------  -------------------------------
Paid in capital                                 $40,838,893                 $33,361,389                      $67,238,110
Undistributed tax-exempt income                     990,162                     922,679                        1,919,088
Undistributed ordinary income                        24,469                          --                              124
Undistributed long-term gains (loss)                     --                     259,712                           18,727
Unrealized appreciation (depreciation)            3,545,379                   3,742,902                        7,472,658
                                                -----------                 -----------                      -----------
Net assets                                      $45,398,903                 $38,286,682                      $76,648,707
                                                -----------                 -----------                      -----------

For federal income tax purposes, certain Funds had accumulated capital losses as of March 31, 2004, which may be carried forward and applied against future capital gains. Such capital loss carry forward amounts will expire as follows:

                                                2005        2006         2008        2009         2010      Total
                                              --------    --------     --------    --------      ------    --------
Minnesota Municipal Fund II                   $ 73,298    $132,129     $437,162    $175,804      $8,416    $826,809
Minnesota Municipal Fund III                   455,666       6,539       56,856     153,308          --     672,369

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended September 30, 2004, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                         Minnesota   Minnesota   Minnesota     Arizona
                                                         Municipal   Municipal   Municipal    Municipal
                                                           Fund       Fund II    Fund III       Fund
                                                         ---------    -------    ---------    ---------
Undistributed net investment income (loss)               ($34,566)    ($4,878)    $1,176       $3,094
Accumulated realized gain (loss)                           34,566       4,878     (1,176)      (3,094)

5. CAPITAL STOCK
Pursuant to their articles of incorporation, Minnesota Municipal Fund, Minnesota Municipal Fund II, Minnesota Municipal Fund III, Arizona Municipal Fund and Colorado Insured Municipal Fund each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the period ending September 30, 2004. Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal Fund, which has an unlimited amount of $0.01 par value preferred shares authorized. Under resolutions adopted by the Board of Directors/Trustees, Minnesota Municipal Fund is allowed to issue up to 400 preferred shares, of which the entire amount was issued on August 6, 1992. On May 14, 1993, Minnesota Municipal Fund II, Arizona Municipal Fund and Florida Insured Municipal Fund issued 1,200, 500 and 400 preferred shares, respectively. On December 10, 1993, Minnesota Municipal Fund III issued 300 preferred shares and on September 23, 1993, Colorado Insured Municipal Fund issued 800 preferred shares. The preferred shares of each Fund have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)




5. CAPITAL STOCK (CONTINUED)
Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for any capital gain distributions) ranged during the period ended September 30, 2004 as follows:

Fund                                                           Low         High
----                                                          -----       -----
Minnesota Municipal Fund                                      1.02%   to  1.45%
Minnesota Municipal Fund II                                   1.00%   to  1.50%
Minnesota Municipal Fund III                                  1.05%   to  1.30%
Arizona Municipal Fund                                        0.95%   to  1.55%
Florida Insured Municipal Fund                                0.95%   to  1.45%
Colorado Insured Municipal Fund                               0.97%   to  2.00%

Salomon Smith Barney, Inc. and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Insured Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant of Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

6. CREDIT AND MARKET RISKS
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. TAX INFORMATION
The information set forth is for the Funds' semi-annual period as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. The information presented below is subject to change since final tax characteristics cannot be determined until fiscal year end.
For the six months ended September 30, 2004, each Fund designates as long-term capital gains, ordinary income, and tax-exempt income distributions paid during the year as follows:

                                             Long-Term      Ordinary           Tax         Total
                                           Capital Gains      Income          Exempt   Distributions
                                           Distributions   Distributions      Income    (Tax Basis)
Minnesota Municipal Fund                         --             --             100%         100%
Minnesota Municipal Fund II                      --             --             100%         100%
Minnesota Municipal Fund III                     --             --             100%         100%
Arizona Municipal Fund                           2%             5%              93%         100%
Florida Insured Municipal Fund                   --             --             100%         100%
Colorado Insured Municipal Fund                  2%             1%              97%         100%

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
PROXY
  RESULTS (UNAUDITED)



Shareholders of the Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., Delaware Investments Minnesota Municipal Income Fund III, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, and Delaware Investments Colorado Insured Municipal Income Fund, Inc. voted on the following proposals at the annual meeting of shareholders held on August 19, 2004. The description of each proposal and number of share voted are as follows:

                                                                       Common Shareholders            Preferred Shareholders
                                                                   Shares     Shares   Shares       Shares     Shares       Shares
                                                                    Voted     Voted    Voted         Voted     Voted        Voted
                                                                     For     Against  Abstain         For     Against      Abstain
DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC:

1. To elect the Fund's Board of Directors/Trustees:
   Jude T. Driscoll                                               2,310,849   58,498       --           --         --           --
   Walter P. Babich                                               2,309,403   59,944       --           --         --           --
   John H. Durham                                                 2,311,570   57,777       --           --         --           --
   John A. Fry                                                    2,311,137   58,210       --           --         --           --
   Anthony D. Knerr                                               2,311,570   57,777       --           --         --           --
   Ann R. Leven                                                   2,311,787   57,560       --           --         --           --
   Thomas F. Madison                                                    N/A      N/A      N/A          336         --           --
   Janet L. Yeomans                                                     N/A      N/A      N/A          336         --           --
2. To reduce the number of accountant's certificates the
   Fund must provide in connection with its preferred
   shares, which shall include an amendment to the Fund's
   Article of Incorporation.                                      2,261,502   40,857   66,988          336         --           --

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC:
1. To elect the Fund's Board of Directors/Trustees:
   Jude T. Driscoll                                               6,513,487  152,513       --           --         --           --
   Walter P. Babich                                               6,491,251  174,749       --           --         --           --
   John H. Durham                                                 6,510,851  155,149       --           --         --           --
   John A. Fry                                                    6,513,421  152,579       --           --         --
   Anthony D. Knerr                                               6,511,563  154,437       --           --         --           --
   Ann R. Leven                                                   6,517,596  148,404       --           --         --           --
   Thomas F. Madison                                                    N/A      N/A      N/A        1,088          1           --
   Janet L. Yeomans                                                     N/A      N/A      N/A        1,088          1           --

2. To reduce the number of accountant's certificates the
   Fund must provide in connection with its preferred
   shares, which shall include an amendment to the Fund's
   Article of Incorporation.                                      6,431,372  107,241  127,387        1,078         10            1

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC:

1. To elect the Fund's Board of Directors/Trustees:
   Jude T. Driscoll                                               1,622,958   51,656       --           --         --           --
   Walter P. Babich                                               1,619,370   55,244       --           --         --           --
   John H. Durham                                                 1,622,958   51,656       --           --         --           --
   John A. Fry                                                    1,622,958   51,656       --           --         --           --
   Anthony D. Knerr                                               1,622,958   51,656       --           --         --           --
   Ann R. Leven                                                   1,622,958   51,656       --           --         --           --
   Thomas F. Madison                                                    N/A      N/A      N/A          272         --           --
   Janet L. Yeomans                                                     N/A      N/A      N/A          272         --           --

2. To reduce the number of accountant's certificates the
   Fund must provide in connection with its preferred
   shares, which shall include an amendment to the Fund's
   Article of Incorporation.                                      1,598,811   43,773   32,030          270         --            2

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
PROXY
  RESULTS (UNAUDITED) (CONTINUED)

                                                                      Common Shareholders              Preferred Shareholders
                                                                   Shares     Shares   Shares       Shares    Shares       Shares
                                                                    Voted     Voted    Voted         Voted     Voted        Voted
                                                                     For     Against  Abstain        For      Against      Abstain
DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC:
1. To elect the Fund's Board of Directors/Trustees:
   Jude T. Driscoll                                               2,650,527   40,113       --           --         --           --
   Walter P. Babich                                               2,649,227   41,413       --           --         --           --
   John H. Durham                                                 2,652,077   38,563       --           --         --           --
   John A. Fry                                                    2,651,377   39,263       --           --         --           --
   Anthony D. Knerr                                               2,651,227   39,413       --           --         --           --
   Ann R. Leven                                                   2,647,677   42,963       --           --         --           --
   Thomas F. Madison                                                    N/A      N/A      N/A          500         --           --
   Janet L. Yeomans                                                     N/A      N/A      N/A          500         --           --

2. To reduce the number of accountant's certificates the
   Fund must provide in connection with its preferred shares, which shall include an amendment to the Fund's Article of
   Incorporation.                                                 2,577,037   53,400   60,203          497         --            3

DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND:

1. To elect the Fund's Board of Directors/Trustees:
   Jude T. Driscoll                                               2,277,244   22,361       --           --         --           --
   Walter P. Babich                                               2,277,185   22,420       --           --         --           --
   John H. Durham                                                 2,276,937   22,668       --           --         --           --
   John A. Fry                                                    2,278,519   21,086       --           --         --           --
   Anthony D. Knerr                                               2,278,437   21,168       --           --         --           --
   Ann R. Leven                                                   2,278,185   21,420       --           --         --           --
   Thomas F. Madison                                                    N/A      N/A      N/A          448         --           --
  Janet L. Yeomans                                                      N/A      N/A      N/A          448         --           --

2. To reduce the number of accountant's certificates the
   Fund must provide in connection with its preferred shares, which shall include an amendment to the Fund's Article of
   Incorporation.                                                 2,230,774   46,550   22,281          442         --            6

DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.:

1. To elect the Fund's Board of Directors/Trustees:
   Jude T. Driscoll                                               4,266,769   54,572       --           --         --           --
   Walter P. Babich                                               4,266,444   54,897       --           --         --           --
   John H. Durham                                                 4,270,647   50,694       --           --         --           --
   John A. Fry                                                    4,270,669   50,672       --           --         --           --
   Anthony D. Knerr                                               4,271,747   49,594       --           --         --           --
   Ann R. Leven                                                   4,271,949   49,391       --           --         --           --
   Thomas F. Madison                                                    N/A      N/A      N/A          414         --           --
   Janet L. Yeomans                                                     N/A      N/A      N/A          414         --           --

2. To reduce the number of accountant's certificates the
   Fund must provide in connection with its preferred shares, which shall include an amendment to the Fund's Article of
   Incorporation.                                                 4,156,683   70,073   94,585          409         --            5

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. The return and principal value of an investment in each Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost. Notice is hereby given in accordance with
Section 23(c) of the Investment Company Act of 1940 that each Fund may, from time-to-time, purchase shares of its common stock on the open market at market prices.

Board of Trustees                              Affiliated Officers                       Contact Information
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                        INVESTMENT MANAGER
Chairman                                       Executive Vice President and              Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                          PRINCIPAL OFFICE OF THE FUNDS
WALTER P. BABICH                                                                         2005 Market Street
Board Chairman                                 RICHELLE S. MAESTRO                       Philadelphia, PA 19103-7057
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary         INDEPENDENT AUDITORS
                                               Delaware Investments Family of Funds      Ernst & Young LLP
JOHN H. DURHAM                                 Philadelphia, PA                          2001 Market Street
Private Investor                                                                         Philadelphia, PA 19103
Gwynedd Valley, PA                             MICHAEL P. BISHOF
                                               Senior Vice President and Treasurer       REGISTRAR AND STOCK TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds      Mellon Investor Services, L.L.C.
President                                      Philadelphia, PA                          Overpeck Centre
Franklin & Marshall College                                                              85 Challenger Road
Lancaster, PA                                                                            Ridgefield Park, NJ 07660
                                                                                         800 851-9677
ANTHONY D. KNERR
Managing Director                                                                        FOR SECURITIES DEALERS AND FINANCIAL
Anthony Knerr & Associates                                                               INSTITUTIONS REPRESENTATIVES
New York, NY                                                                             800 362-7500

ANN R. LEVEN                                                                             WEB SITE
Former Treasurer/Chief Fiscal Officer                                                    www.delawareinvestments.com
National Gallery of Art
Washington, DC                                                                           NUMBER OF RECORDHOLDERS AS OF
                                                                                         SEPTEMBER 30, 2004:
THOMAS F. MADISON                                                                        Minnesota Municipal Income Fund I      325
President and Chief Executive Officer                                                    Minnesota Municipal Income Fund II     524
MLM Partners, Inc.                                                                       Minnesota Municipal Income Fund III    124
Minneapolis, MN                                                                          Arizona Municipal Income Fund           97
                                                                                         Florida Insured Municipal Income Fund  163
JANET L. YEOMANS                                                                         Colorado Insured Municipal
Vice President/Mergers & Acquisitions                                                      Income Fund                          174
3M Corporation
St. Paul, MN

Thomas F. Madison and Janet L. Yeomans were elected by the preferred Shareholders of the Delaware Investments Closed-End
Municipal Bond Funds.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.






(9004)                                                        Printed in the USA
SA-CEMUNI [9/04] IVES 11/04                                                J9850

Item 2. Code of Ethics

        Not applicable.

Item 3. Audit Committee Financial Expert

        Not applicable.

Item 4. Principal Accountant Fees and Services

        Not applicable.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT: Delaware Investments Colorado Insured Municipal Income Fund, Inc.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
       -----------------------
Title: Chairman
Date:  11/29/04
       -----------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
       -----------------------
Title: Chairman
Date:  11/29/04
       -----------------------

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
       -----------------------
Title: Chief Financial Officer
Date:  11/29/04
       -----------------------